UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Climate Action Fund

Semi-Annual Report
November 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.5
Agilent Technologies, Inc.	2.2
MasterCard, Inc. Class A	2.2
Accenture PLC Class A	1.9
The Home Depot, Inc.	1.9
Elevance Health, Inc.	1.9
Autodesk, Inc.	1.9
Enphase Energy, Inc.	1.9
Danaher Corp.	1.8
Morgan Stanley	1.7
21.9

Market Sectors (% of Fund's net assets)

Information Technology	26.3
Industrials	19.1
Financials	14.4
Health Care	12.3
Consumer Discretionary	10.9
Consumer Staples	4.4
Utilities	3.4
Materials	2.9
Communication Services	1.7
Real Estate	1.7
Energy	0.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 27.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	3,631	366,695
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 1.3%
General Motors Co.	3,284	133,199
Tesla, Inc. (a)	717	139,600
		272,799
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	58	94,364
Compass Group PLC	8,893	202,742
Hilton Worldwide Holdings, Inc.	712	101,545
		398,651
Household Durables - 1.3%
Sony Group Corp.	3,370	279,171
Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. (a)	1,889	249,518
Specialty Retail - 1.9%
The Home Depot, Inc.	1,299	420,863
Textiles, Apparel & Luxury Goods - 3.4%
Kering SA	336	201,881
NIKE, Inc. Class B	3,148	345,304
On Holding AG (a)	3,316	64,397
Ralph Lauren Corp.	1,098	124,206
		735,788
TOTAL CONSUMER DISCRETIONARY		2,356,790
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.1%
Kesko Oyj	7,484	160,873
Walmart, Inc.	552	84,136
		245,009
Household Products - 1.7%
Colgate-Palmolive Co.	3,467	268,623
Procter & Gamble Co.	577	86,065
		354,688
Personal Products - 1.6%
L'Oreal SA	929	348,892
TOTAL CONSUMER STAPLES		948,589
ENERGY - 0.9%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	6,436	186,773
FINANCIALS - 14.4%
Banks - 2.7%
Amalgamated Financial Corp.	9,763	260,379
The Toronto-Dominion Bank	4,789	318,745
		579,124
Capital Markets - 8.3%
Intercontinental Exchange, Inc.	3,402	368,471
Moody's Corp.	559	166,733
Morgan Stanley	4,059	377,771
Morningstar, Inc.	976	239,247
MSCI, Inc.	680	345,324
S&P Global, Inc.	854	301,291
		1,798,837
Consumer Finance - 1.7%
American Express Co.	2,244	353,632
Insurance - 1.7%
Marsh & McLennan Companies, Inc.	2,160	374,069
TOTAL FINANCIALS		3,105,662
HEALTH CARE - 12.3%
Biotechnology - 1.4%
Gilead Sciences, Inc.	3,401	298,710
Health Care Providers & Services - 1.9%
Elevance Health, Inc.	774	412,480
Life Sciences Tools & Services - 6.3%
Agilent Technologies, Inc.	3,054	473,309
Danaher Corp.	1,388	379,493
Mettler-Toledo International, Inc. (a)	156	229,251
Thermo Fisher Scientific, Inc.	479	268,345
		1,350,398
Pharmaceuticals - 2.7%
Novo Nordisk A/S Series B	2,081	261,037
Sanofi SA	3,601	325,276
		586,313
TOTAL HEALTH CARE		2,647,901
INDUSTRIALS - 19.1%
Aerospace & Defense - 1.1%
Hexcel Corp.	3,840	230,208
Building Products - 2.6%
Daikin Industries Ltd.	679	111,981
Nibe Industrier AB (B Shares)	10,949	103,369
Trane Technologies PLC	1,905	339,890
		555,240
Commercial Services & Supplies - 0.5%
Tetra Tech, Inc.	737	113,933
Construction & Engineering - 2.7%
AECOM	3,405	289,425
Arcadis NV	1,082	44,167
Quanta Services, Inc.	1,643	246,253
		579,845
Electrical Equipment - 6.5%
Acuity Brands, Inc.	1,234	232,350
Bloom Energy Corp. Class A (a)	1,710	36,406
ChargePoint Holdings, Inc. Class A (a)	697	8,657
Eaton Corp. PLC	1,266	206,928
Enovix Corp. (a)	2,159	28,175
Fluence Energy, Inc. (a)	4,235	72,757
Hubbell, Inc. Class B	497	126,268
NuScale Power Corp. (a)	4,261	46,445
Rockwell Automation, Inc.	800	211,376
Schneider Electric SA	1,699	250,899
Sunrun, Inc. (a)	429	13,977
Vestas Wind Systems A/S	6,515	169,274
		1,403,512
Machinery - 3.7%
Deere & Co.	799	352,359
Energy Recovery, Inc. (a)	4,695	108,830
Ingersoll Rand, Inc.	3,333	179,882
Kornit Digital Ltd. (a)	915	23,461
Westinghouse Air Brake Tech Co.	1,430	144,559
		809,091
Professional Services - 2.0%
ICF International, Inc.	856	92,765
KBR, Inc.	6,381	329,706
Verisk Analytics, Inc.	103	18,922
		441,393
TOTAL INDUSTRIALS		4,133,222
INFORMATION TECHNOLOGY - 26.3%
Electronic Equipment & Components - 0.3%
Landis+Gyr Group AG	1,045	72,970
IT Services - 6.6%
Accenture PLC Class A	1,403	422,205
Amadeus IT Holding SA Class A (a)	3,493	188,858
IBM Corp.	2,367	352,446
MasterCard, Inc. Class A	1,315	468,666
		1,432,175
Semiconductors & Semiconductor Equipment - 9.3%
AEHR Test Systems (a)	2,809	73,231
Aixtron AG	5,859	193,156
Allegro MicroSystems LLC (a)	4,574	142,434
Analog Devices, Inc.	1,241	213,340
Enphase Energy, Inc. (a)	1,264	405,226
NVIDIA Corp.	1,936	327,629
onsemi (a)	3,546	266,659
SolarEdge Technologies, Inc. (a)	809	241,778
STMicroelectronics NV (NY Shares) unit	3,465	134,719
		1,998,172
Software - 10.1%
Aspen Technology, Inc. (a)	1,605	369,953
Autodesk, Inc. (a)	2,016	407,131
Microsoft Corp.	3,831	977,438
PTC, Inc. (a)	1,686	214,476
Volue A/S (a)	70,136	219,037
		2,188,035
TOTAL INFORMATION TECHNOLOGY		5,691,352
MATERIALS - 2.9%
Chemicals - 2.3%
Aspen Aerogels, Inc. (a)	2,100	25,326
Koninklijke DSM NV	2,428	314,920
Sika AG	623	159,214
		499,460
Metals & Mining - 0.6%
Lynas Rare Earths Ltd. (a)	13,712	81,340
MP Materials Corp. (a)	1,197	39,800
		121,140
TOTAL MATERIALS		620,600
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Prologis (REIT), Inc.	3,070	361,615
UTILITIES - 3.4%
Electric Utilities - 2.0%
ELIA GROUP SA/NV	1,609	229,264
ORSTED A/S (b)	830	72,675
Verbund AG	1,423	128,815
		430,754
Independent Power and Renewable Electricity Producers - 1.4%
Brookfield Renewable Corp.	6,308	205,704
Energix-Renewable Energies Ltd.	13,467	49,340
Enlight Renewable Energy Ltd. (a)	24,511	54,873
		309,917
TOTAL UTILITIES		740,671
TOTAL COMMON STOCKS (Cost $21,826,843)		21,159,870

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (c)(d) (Cost $8,330)	400	6,312

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $580,674)	580,558	580,674

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $22,415,847)	21,746,856
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(147,963)
NET ASSETS - 100.0%	21,598,893

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,675 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,312 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	409,555	2,119,399	1,948,280	4,911	-	-	580,674	0.0%
Total	409,555	2,119,399	1,948,280	4,911	-	-	580,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	366,695	366,695	-	-
Consumer Discretionary	2,363,102	1,672,996	683,794	6,312
Consumer Staples	948,589	438,824	509,765	-
Energy	186,773	186,773	-	-
Financials	3,105,662	3,105,662	-	-
Health Care	2,647,901	2,061,588	586,313	-
Industrials	4,133,222	3,453,532	679,690	-
Information Technology	5,691,352	5,017,331	674,021	-
Materials	620,600	65,126	555,474	-
Real Estate	361,615	361,615	-	-
Utilities	740,671	309,917	430,754	-

Money Market Funds	580,674	580,674	-	-
Total Investments in Securities:	21,746,856	17,620,733	4,119,811	6,312
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,835,173)	$21,166,182
Fidelity Central Funds (cost $580,674)	580,674

Total Investment in Securities (cost $22,415,847)		$21,746,856
Cash		6,664
Receivable for investments sold		119,981
Receivable for fund shares sold		51,158
Dividends receivable		14,347
Reclaims receivable		11,114
Distributions receivable from Fidelity Central Funds		1,182
Prepaid expenses		26
Receivable from investment adviser for expense reductions		3,007
Total assets		21,954,335
Liabilities
Payable for investments purchased	$214,420
Payable for fund shares redeemed	96,307
Accrued management fee	10,505
Distribution and service plan fees payable	466
Other affiliated payables	4,601
Audit fee payable	23,840
Other payables and accrued expenses	5,303
Total Liabilities		355,442
Net Assets		$21,598,893
Net Assets consist of:
Paid in capital		$25,677,638
Total accumulated earnings (loss)		(4,078,745)
Net Assets		$21,598,893

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($374,403 ÷ 42,610 shares) (a)		$8.79
Maximum offering price per share (100/94.25 of $8.79)		$9.33
Class M :
Net Asset Value and redemption price per share ($501,936 ÷ 57,336 shares) (a)		$8.75
Maximum offering price per share (100/96.50 of $8.75)		$9.07
Class C :
Net Asset Value and offering price per share ($256,664 ÷ 29,533 shares) (a)		$8.69
Fidelity Climate Action Fund :
Net Asset Value , offering price and redemption price per share ($19,880,758 ÷ 2,255,005 shares)		$8.82
Class I :
Net Asset Value , offering price and redemption price per share ($295,864 ÷ 33,562 shares)		$8.82
Class Z :
Net Asset Value , offering price and redemption price per share ($289,268 ÷ 32,743 shares)		$8.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$93,594
Income from Fidelity Central Funds		4,911
Total Income		98,505
Expenses
Management fee
Basic fee	$66,710
Performance adjustment	(5,502)
Transfer agent fees	24,571
Distribution and service plan fees	2,538
Accounting fees and expenses	3,484
Custodian fees and expenses	8,850
Independent trustees' fees and expenses	34
Registration fees	26,961
Audit	25,059
Legal	7
Miscellaneous	36
Total expenses before reductions	152,748
Expense reductions	(47,315)
Total expenses after reductions		105,433
Net Investment income (loss)		(6,928)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,824,570)
Foreign currency transactions	(676)
Total net realized gain (loss)		(1,825,246)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,681,738
Assets and liabilities in foreign currencies	105
Total change in net unrealized appreciation (depreciation)		1,681,843
Net gain (loss)		(143,403)
Net increase (decrease) in net assets resulting from operations		$(150,331)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period June 15, 2021 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,928)	$5,217
Net realized gain (loss)	(1,825,246)	(1,576,313)
Change in net unrealized appreciation (depreciation)	1,681,843	(2,350,796)
Net increase (decrease) in net assets resulting from operations	(150,331)	(3,921,892)
Distributions to shareholders	(6,506)	-
Share transactions - net increase (decrease)	1,595,748	24,081,874
Total increase (decrease) in net assets	1,438,911	20,159,982

Net Assets
Beginning of period	20,159,982	-
End of period	$21,598,893	$20,159,982

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.02)
Net realized and unrealized gain (loss)	(.08)	(1.10)
Total from investment operations	(.09)	(1.12)
Net asset value, end of period	$8.79	$8.88
Total Return D,E,F	(1.01)%	(11.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.81% I	2.95% I
Expenses net of fee waivers, if any	1.30% I	1.29% I
Expenses net of all reductions	1.30% I	1.29% I
Net investment income (loss)	(.30)% I	(.19)% I
Supplemental Data
Net assets, end of period (000 omitted)	$374	$405
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class M

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.04)
Net realized and unrealized gain (loss)	(.09)	(1.10)
Total from investment operations	(.11)	(1.14)
Net asset value, end of period	$8.75	$8.86
Total Return D,E,F	(1.24)%	(11.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.83% I	3.33% I
Expenses net of fee waivers, if any	1.54% I	1.55% I
Expenses net of all reductions	1.54% I	1.55% I
Net investment income (loss)	(.54)% I	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$502	$132
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class C

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.09)
Net realized and unrealized gain (loss)	(.09)	(1.09)
Total from investment operations	(.13)	(1.18)
Net asset value, end of period	$8.69	$8.82
Total Return D,E,F	(1.47)%	(11.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.51% I	3.55% I
Expenses net of fee waivers, if any	2.05% I	2.04% I
Expenses net of all reductions	2.05% I	2.04% I
Net investment income (loss)	(1.05)% I	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$257	$265
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Climate Action Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.01
Net realized and unrealized gain (loss)	(.08)	(1.11)
Total from investment operations	(.08)	(1.10)
Distributions from net investment income	- D	-
Net asset value, end of period	$8.82	$8.90
Total Return E,F	(.86)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.53% I	2.66% I
Expenses net of fee waivers, if any	1.05% I	1.05% I
Expenses net of all reductions	1.05% I	1.05% I
Net investment income (loss)	(.05)% I	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,881	$19,057
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class I

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.01
Net realized and unrealized gain (loss)	(.08)	(1.11)
Total from investment operations	(.08)	(1.10)
Distributions from net investment income	- D	-
Net asset value, end of period	$8.82	$8.90
Total Return E,F	(.86)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.39% I	2.93% I
Expenses net of fee waivers, if any	1.04% I	1.04% I
Expenses net of all reductions	1.04% I	1.04% I
Net investment income (loss)	(.04)% I	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$296	$192
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class Z

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02
Net realized and unrealized gain (loss)	(.08)	(1.11)
Total from investment operations	(.08)	(1.09)
Distributions from net investment income	- D	-
Net asset value, end of period	$8.83	$8.91
Total Return E,F	(.86)%	(10.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.17% I	3.00% I
Expenses net of fee waivers, if any	.89% I	.90% I
Expenses net of all reductions	.89% I	.90% I
Net investment income (loss)	.11% I	.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$289	$109
Portfolio turnover rate J	48% I	57% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,463,797
Gross unrealized depreciation	(2,181,362)
Net unrealized appreciation (depreciation)	$(717,565)
Tax cost	$22,464,421

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,437,874)
Long-term	(2,896)
Total capital loss carryforward	$(1,440,770)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	6,197,855	4,637,440

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of Climate Action as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. The Fund's performance adjustment took effect in June 1, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$468	$2,171
Class M	.25%	.25%	814	189
Class C	.75%	.25%	1,256	1,060
			$2,538	$3,420

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$125
Class M	101
$226

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$502.27
Class M	282.17
Class C	292.23
Fidelity Climate Action Fund	23,292.25
Class I	161.15
Class Z	42.04
	$24,571
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Climate Action Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Climate Action Fund	$86

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	179,564	264,179	(69,062)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Climate Action Fund	$17

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below.   This reimbursement will remain in place through September 30, 2023. Some expenses, for example   the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$953
Class M	1.55%	464
Class C	2.05%	585
Fidelity Climate Action Fund	1.05%	44,276
Class I	1.05%	368
Class Z	.90%	271
		$46,917

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $46.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $352.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2022	Year ended May 31, 2022 A
Fidelity Climate Action Fund
Distributions to shareholders
Fidelity Climate Action Fund	6,404	-
Class I	65	-
Class Z	37	-
Total	$6,506	$-

A   For the period June 15 (commencement of operations) through November 30, 2022.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2022	Year ended May 31, 2022 A	Six months ended November 30, 2022	Year ended May 31, 2022 A
Fidelity Climate Action Fund
Class A
Shares sold	4,119	69,899	$34,586	$727,430
Shares redeemed	(7,122)	(24,286)	(57,040)	(224,337)
Net increase (decrease)	(3,003)	45,613	$(22,454)	$503,093
Class M
Shares sold	44,424	20,283	$357,541	$205,303
Shares redeemed	(2,024)	(5,347)	(15,608)	(54,128)
Net increase (decrease)	42,400	14,936	$341,933	$151,175
Class C
Shares sold	1,402	48,324	$11,951	$508,720
Shares redeemed	(1,938)	(18,255)	(14,939)	(174,926)
Net increase (decrease)	(536)	30,069	$(2,988)	$333,794
Fidelity Climate Action Fund
Shares sold	400,795	2,931,754	$3,385,147	$30,765,171
Reinvestment of distributions	700	-	5,821	-
Shares redeemed	(287,397)	(790,847)	(2,381,199)	(8,022,973)
Net increase (decrease)	114,098	2,140,907	$1,009,769	$22,742,198
Class I
Shares sold	13,106	21,601	$100,424	$227,485
Reinvestment of distributions	8	-	65	-
Shares redeemed	(1,153)	-	(8,950)	-
Net increase (decrease)	11,961	21,601	$91,539	$227,485
Class Z
Shares sold	22,362	12,403	$192,062	$126,011
Reinvestment of distributions	4	-	37	-
Shares redeemed	(1,819)	(207)	(14,150)	(1,882)
Net increase (decrease)	20,547	12,196	$177,949	$124,129

A   For the period June 15 (commencement of operations) through November 30, 2022.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Climate Action Fund
Class A	1.30%
Actual		$ 1,000	$ 989.90	$ 6.48
Hypothetical- B		$ 1,000	$ 1,018.55	$ 6.58
Class M	1.54%
Actual		$ 1,000	$ 987.60	$ 7.67
Hypothetical- B		$ 1,000	$ 1,017.35	$ 7.79
Class C	2.05%
Actual		$ 1,000	$ 985.30	$ 10.20
Hypothetical- B		$ 1,000	$ 1,014.79	$ 10.35
Fidelity® Climate Action Fund	1.05%
Actual		$ 1,000	$ 991.40	$ 5.24
Hypothetical- B		$ 1,000	$ 1,019.80	$ 5.32
Class I	1.04%
Actual		$ 1,000	$ 991.40	$ 5.19
Hypothetical- B		$ 1,000	$ 1,019.85	$ 5.27
Class Z	.89%
Actual		$ 1,000	$ 991.40	$ 4.44
Hypothetical- B		$ 1,000	$ 1,020.61	$ 4.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9901891.101
CLA-SANN-0123
Fidelity® SAI Sustainable Future Fund

Semi-Annual Report
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.4
Apple, Inc.	3.1
Alphabet, Inc. Class C	3.0
UnitedHealth Group, Inc.	2.8
Eli Lilly & Co.	2.6
Bank of America Corp.	2.1
The Coca-Cola Co.	1.9
Huntington Bancshares, Inc.	1.8
MasterCard, Inc. Class A	1.8
Regeneron Pharmaceuticals, Inc.	1.7
26.2

Market Sectors (% of Fund's net assets)

Information Technology	21.2
Health Care	19.0
Financials	13.4
Industrials	11.0
Consumer Discretionary	9.9
Energy	5.8
Communication Services	5.5
Consumer Staples	4.9
Materials	3.8
Utilities	1.3
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.3%

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	732	28,533
Entertainment - 0.3%
Electronic Arts, Inc.	66	8,631
Interactive Media & Services - 3.3%
Alphabet, Inc. Class C (a)	803	81,464
Zoominfo Technologies, Inc. (a)	288	8,237
		89,701
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	166	25,142
TOTAL COMMUNICATION SERVICES		152,007
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
Lear Corp.	73	10,530
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	239	34,086
Marriott International, Inc. Class A	216	35,716
		69,802
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	372	35,913
Multiline Retail - 2.0%
Dollar General Corp.	126	32,216
Target Corp.	136	22,722
		54,938
Specialty Retail - 3.1%
Lowe's Companies, Inc.	100	21,255
The Home Depot, Inc.	75	24,299
TJX Companies, Inc.	485	38,824
		84,378
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.	414	15,637
TOTAL CONSUMER DISCRETIONARY		271,198
CONSUMER STAPLES - 4.9%
Beverages - 4.2%
Diageo PLC	829	38,285
Keurig Dr. Pepper, Inc.	664	25,677
The Coca-Cola Co.	799	50,824
		114,786
Household Products - 0.7%
Kimberly-Clark Corp.	65	8,816
The Clorox Co.	78	11,595
		20,411
TOTAL CONSUMER STAPLES		135,197
ENERGY - 5.8%
Energy Equipment & Services - 3.6%
Baker Hughes Co. Class A	1,069	31,022
Halliburton Co.	881	33,381
Schlumberger Ltd.	641	33,044
		97,447
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc.	124	21,745
EQT Corp.	421	17,855
Hess Corp.	154	22,162
		61,762
TOTAL ENERGY		159,209
FINANCIALS - 13.4%
Banks - 5.5%
Bank of America Corp.	1,554	58,819
Huntington Bancshares, Inc.	3,215	49,768
JPMorgan Chase & Co.	110	15,200
Wells Fargo & Co.	596	28,578
		152,365
Capital Markets - 3.9%
BlackRock, Inc. Class A	34	24,344
Intercontinental Exchange, Inc.	375	40,616
Morgan Stanley	214	19,917
Raymond James Financial, Inc.	188	21,977
		106,854
Consumer Finance - 0.8%
American Express Co.	137	21,590
Insurance - 3.2%
Arthur J. Gallagher & Co.	175	34,844
MetLife, Inc.	290	22,243
The Travelers Companies, Inc.	162	30,749
		87,836
TOTAL FINANCIALS		368,645
HEALTH CARE - 19.0%
Biotechnology - 4.6%
AbbVie, Inc.	214	34,493
Gilead Sciences, Inc.	226	19,850
Regeneron Pharmaceuticals, Inc. (a)	62	46,605
Vertex Pharmaceuticals, Inc. (a)	79	24,996
		125,944
Health Care Providers & Services - 6.1%
Centene Corp. (a)	231	20,109
Cigna Corp.	117	38,480
Humana, Inc.	56	30,794
UnitedHealth Group, Inc.	141	77,234
		166,617
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	260	40,295
Danaher Corp.	66	18,045
Thermo Fisher Scientific, Inc.	30	16,807
		75,147
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	146	9,924
Bristol-Myers Squibb Co.	299	24,004
Eli Lilly & Co.	195	72,361
Merck & Co., Inc.	248	27,310
Zoetis, Inc. Class A	128	19,730
		153,329
TOTAL HEALTH CARE		521,037
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	79	38,330
Northrop Grumman Corp.	62	33,064
		71,394
Building Products - 2.0%
Carrier Global Corp.	436	19,324
The AZEK Co., Inc. (a)	543	10,502
Trane Technologies PLC	141	25,157
		54,983
Construction & Engineering - 0.6%
Quanta Services, Inc.	113	16,936
Electrical Equipment - 1.7%
Eaton Corp. PLC	179	29,258
Hubbell, Inc. Class B	26	6,606
Sunrun, Inc. (a)	327	10,654
		46,518
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	136	29,859
Machinery - 2.9%
Caterpillar, Inc.	79	18,676
Cummins, Inc.	119	29,888
Deere & Co.	67	29,547
		78,111
Professional Services - 0.1%
Equifax, Inc.	20	3,947
TOTAL INDUSTRIALS		301,748
INFORMATION TECHNOLOGY - 21.2%
IT Services - 5.0%
Accenture PLC Class A	136	40,926
MasterCard, Inc. Class A	138	49,183
Visa, Inc. Class A	214	46,438
		136,547
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	41	7,048
Applied Materials, Inc.	162	17,755
Lam Research Corp.	38	17,950
Marvell Technology, Inc.	402	18,701
NVIDIA Corp.	96	16,246
onsemi (a)	199	14,965
Qualcomm, Inc.	107	13,534
SolarEdge Technologies, Inc. (a)	46	13,748
		119,947
Software - 8.8%
Adobe, Inc. (a)	116	40,012
Coupa Software, Inc. (a)	182	11,510
Intuit, Inc.	45	18,342
Microsoft Corp.	580	147,976
Salesforce.com, Inc. (a)	100	16,025
Workday, Inc. Class A (a)	44	7,388
		241,253
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	570	84,377
TOTAL INFORMATION TECHNOLOGY		582,124
MATERIALS - 3.8%
Chemicals - 1.4%
CF Industries Holdings, Inc.	153	16,553
Linde PLC	66	22,208
		38,761
Containers & Packaging - 0.3%
Avery Dennison Corp.	34	6,573
Metals & Mining - 2.1%
Newmont Corp.	734	34,843
Steel Dynamics, Inc.	218	22,657
		57,500
TOTAL MATERIALS		102,834
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
SL Green Realty Corp.	235	9,861
Weyerhaeuser Co.	122	3,991
		13,852
UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	425	35,998
TOTAL COMMON STOCKS (Cost $2,530,904)		2,643,849

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (b) (Cost $28,967)	28,961	28,967

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $2,559,871)	2,672,816
NET OTHER ASSETS (LIABILITIES) - 2.6%	71,460
NET ASSETS - 100.0%	2,744,276

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	19,723	1,140,039	1,130,795	799	-	-	28,967	0.0%
Total	19,723	1,140,039	1,130,795	799	-	-	28,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	152,007	152,007	-	-
Consumer Discretionary	271,198	271,198	-	-
Consumer Staples	135,197	96,912	38,285	-
Energy	159,209	159,209	-	-
Financials	368,645	368,645	-	-
Health Care	521,037	521,037	-	-
Industrials	301,748	301,748	-	-
Information Technology	582,124	582,124	-	-
Materials	102,834	102,834	-	-
Real Estate	13,852	13,852	-	-
Utilities	35,998	35,998	-	-

Money Market Funds	28,967	28,967	-	-
Total Investments in Securities:	2,672,816	2,634,531	38,285	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,530,904)	$2,643,849
Fidelity Central Funds (cost $28,967)	28,967

Total Investment in Securities (cost $2,559,871)		$2,672,816
Cash		11,287
Receivable for fund shares sold		68,342
Dividends receivable		2,916
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		8,658
Receivable from investment adviser for expense reductions		5,479
Other receivables		1
Total assets		2,769,749
Liabilities
Payable for fund shares redeemed	$3,024
Accrued management fee	1,060
Audit fee payable	18,730
Custody fee payable	2,659
Total Liabilities		25,473
Net Assets		$2,744,276
Net Assets consist of:
Paid in capital		$2,665,061
Total accumulated earnings (loss)		79,215
Net Assets		$2,744,276
Net Asset Value , offering price and redemption price per share ($2,744,276 ÷ 291,485 shares)		$9.41

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$10,638
Income from Fidelity Central Funds		799
Total Income		11,437
Expenses
Management fee	$3,714
Custodian fees and expenses	3,424
Independent trustees' fees and expenses	2
Registration fees	18,035
Audit	13,989
Miscellaneous	30
Total expenses before reductions	39,194
Expense reductions	(35,041)
Total expenses after reductions		4,153
Net Investment income (loss)		7,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(38,865)
Foreign currency transactions	(1)
Total net realized gain (loss)		(38,866)
Change in net unrealized appreciation (depreciation) on investment securities		177,559
Net gain (loss)		138,693
Net increase (decrease) in net assets resulting from operations		$145,977
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period April 14, 2022 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,284	$618
Net realized gain (loss)	(38,866)	(1,921)
Change in net unrealized appreciation (depreciation)	177,559	(64,614)
Net increase (decrease) in net assets resulting from operations	145,977	(65,917)
Distributions to shareholders	(845)	-
Share transactions
Proceeds from sales of shares	1,733,491	1,002,483
Reinvestment of distributions	843	-
Cost of shares redeemed	(71,604)	(152)
Net increase (decrease) in net assets resulting from share transactions	1,662,730	1,002,331
Total increase (decrease) in net assets	1,807,862	936,414

Net Assets
Beginning of period	936,414	-
End of period	$2,744,276	$936,414

Other Information
Shares
Sold	199,225	100,265
Issued in reinvestment of distributions	96	-
Redeemed	(8,086)	(15)
Net increase (decrease)	191,235	100,250

Financial Highlights
Fidelity® SAI Sustainable Future Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.01
Net realized and unrealized gain (loss)	.03	(.67)
Total from investment operations	.08	(.66)
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$9.41	$9.34
Total Return D,E	.84%	(6.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.56% H	7.05% H,I
Expenses net of fee waivers, if any	.59% H	.60% H,I
Expenses net of all reductions	.59% H	.60% H,I
Net investment income (loss)	1.03% H	.53% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$2,744	$936
Portfolio turnover rate J	30% H	1% K

A For the period April 14, 2022 (commencement of operations) through May 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity SAI Sustainable Future Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions and   capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,710
Gross unrealized depreciation	(98,728)
Net unrealized appreciation (depreciation)	$95,982
Tax cost	$2,576,834

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,915)
Long-term	(-)
Total capital loss carryforward	$(1,915)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Future Fund	1,800,212	209,331
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Future Fund	$23

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Future Fund	12,311	-	-

6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,995.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $33.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $13.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Future Fund	35%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® SAI Sustainable Future Fund	.59%
Actual		$ 1,000	$ 1,008.40	$ 2.97
Hypothetical- B		$ 1,000	$ 1,022.11	$ 2.99

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9905644.100
FSP-SANN-0123
Fidelity® Disruptive Automation Fund
Fidelity® Disruptive Communications Fund
Fidelity® Disruptive Finance Fund
Fidelity® Disruptive Medicine Fund
Fidelity® Disruptive Technology Fund

Semi-Annual Report
November 30, 2022

Contents

Fidelity® Disruptive Automation Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Communications Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Finance Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Medicine Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Disruptive Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Disruptive Automation Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Honeywell International, Inc.	5.2
Misumi Group, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
Hexagon AB (B Shares)	4.4
Intuitive Surgical, Inc.	4.3
Keyence Corp.	4.3
Alphabet, Inc. Class C	4.0
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3.9
NVIDIA Corp.	3.8
SMC Corp.	3.8
43.3

Market Sectors (% of Fund's net assets)

Information Technology	45.7
Industrials	44.2
Health Care	4.3
Communication Services	4.0
Consumer Discretionary	1.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 56.6%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Disruptive Automation Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class C (a)	40,451	4,103,754
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Mobileye Global, Inc.	1,600	45,616
Automobiles - 0.6%
Tesla, Inc. (a)	2,996	583,321
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)	6,768	653,383
TOTAL CONSUMER DISCRETIONARY		1,282,320
HEALTH CARE - 4.3%
Health Care Equipment & Supplies - 4.3%
Intuitive Surgical, Inc. (a)	16,198	4,379,777
INDUSTRIALS - 44.2%
Electrical Equipment - 5.0%
AMETEK, Inc.	10,193	1,451,687
Rockwell Automation, Inc.	9,079	2,398,853
Sensata Technologies, Inc. PLC	26,481	1,194,293
		5,044,833
Industrial Conglomerates - 7.7%
Honeywell International, Inc.	23,858	5,238,022
Siemens AG	18,697	2,592,990
		7,831,012
Machinery - 27.9%
Airtac International Group	41,783	1,300,491
AutoStore Holdings Ltd. (a)(b)(c)	757,817	1,405,493
Daifuku Co. Ltd.	21,209	1,104,144
FANUC Corp.	21,000	3,157,581
HIWIN Technologies Corp.	602,165	3,687,889
Kardex AG	7,703	1,276,887
Misumi Group, Inc.	207,557	5,159,335
Nabtesco Corp.	34,676	873,602
Shenzhen Inovance Technology Co. Ltd. (A Shares)	394,568	3,951,396
SMC Corp.	8,496	3,876,817
Symbotic, Inc. (a)(b)	41,694	460,719
THK Co. Ltd.	102,970	2,031,127
		28,285,481
Professional Services - 3.6%
Recruit Holdings Co. Ltd.	111,125	3,595,479
TOTAL INDUSTRIALS		44,756,805
INFORMATION TECHNOLOGY - 45.7%
Electronic Equipment & Components - 14.1%
Cognex Corp.	17,090	850,740
Hexagon AB (B Shares)	391,987	4,482,502
Keyence Corp.	10,181	4,307,907
National Instruments Corp.	28,383	1,164,271
Renishaw PLC	75,942	3,430,978
		14,236,398
IT Services - 2.6%
Accenture PLC Class A	8,854	2,664,434
Semiconductors & Semiconductor Equipment - 11.9%
NVIDIA Corp.	23,003	3,892,798
Taiwan Semiconductor Manufacturing Co. Ltd.	283,291	4,565,344
Teradyne, Inc.	38,471	3,595,115
		12,053,257
Software - 17.1%
Altair Engineering, Inc. Class A (a)	17,166	842,336
ANSYS, Inc. (a)	14,184	3,606,991
Autodesk, Inc. (a)	4,645	938,058
Dassault Systemes SA	53,589	1,998,189
Manhattan Associates, Inc. (a)	6,718	846,065
Microsoft Corp.	9,648	2,461,591
Nemetschek SE	11,576	578,541
PTC, Inc. (a)	30,452	3,873,799
Synopsys, Inc. (a)	5,652	1,919,080
Unity Software, Inc. (a)(b)	7,536	297,747
		17,362,397
TOTAL INFORMATION TECHNOLOGY		46,316,486
TOTAL COMMON STOCKS (Cost $104,431,046)		100,839,142

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e) (Cost $1,932,300)	1,932,107	1,932,300

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $106,363,346)	102,771,442
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(1,463,173)
NET ASSETS - 100.0%	101,308,269

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,405,493 or 1.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	850,375	6,854,797	7,705,172	4,451	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	5,229,900	7,581,409	10,879,009	26,068	-	-	1,932,300	0.0%
Total	6,080,275	14,436,206	18,584,181	30,519	-	-	1,932,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,103,754	4,103,754	-	-
Consumer Discretionary	1,282,320	1,282,320	-	-
Health Care	4,379,777	4,379,777	-	-
Industrials	44,756,805	10,743,574	34,013,231	-
Information Technology	46,316,486	26,953,025	19,363,461	-

Money Market Funds	1,932,300	1,932,300	-	-
Total Investments in Securities:	102,771,442	49,394,750	53,376,692	-
Fidelity® Disruptive Automation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,796,103) - See accompanying schedule:
Unaffiliated issuers (cost $104,431,046)	$100,839,142
Fidelity Central Funds (cost $1,932,300)	1,932,300

Total Investment in Securities (cost $106,363,346)		$102,771,442
Foreign currency held at value (cost $61)		62
Receivable for investments sold		538,809
Receivable for fund shares sold		96,271
Dividends receivable		208,062
Reclaims receivable		56,562
Distributions receivable from Fidelity Central Funds		19,811
Total assets		103,691,019
Liabilities
Payable to custodian bank	$228,460
Payable for fund shares redeemed	170,499
Accrued management fee	51,491
Collateral on securities loaned	1,932,300
Total Liabilities		2,382,750
Net Assets		$101,308,269
Net Assets consist of:
Paid in capital		$110,942,002
Total accumulated earnings (loss)		(9,633,733)
Net Assets		$101,308,269

Net Asset Value and Maximum Offering Price
Fidelity Disruptive Automation Fund :
Net Asset Value , offering price and redemption price per share ($19,078,089 ÷ 1,310,557 shares)		$14.56
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($60,153,445 ÷ 4,135,907 shares)		$14.54
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($150,778 ÷ 10,291 shares)		$14.65
Class F :
Net Asset Value , offering price and redemption price per share ($21,925,957 ÷ 1,488,415 shares)		$14.73
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$543,480
Income from Fidelity Central Funds (including $26,068 from security lending)		30,519
Income before foreign taxes withheld		573,999
Less foreign taxes withheld		(31,030)
Total Income		542,969
Expenses
Management fee	$347,267
Independent trustees' fees and expenses	194
Total expenses before reductions	347,461
Expense reductions	(170)
Total expenses after reductions		347,291
Net Investment income (loss)		195,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,650,839)
Foreign currency transactions	(17,147)
Total net realized gain (loss)		(5,667,986)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	258,382
Assets and liabilities in foreign currencies	9,087
Total change in net unrealized appreciation (depreciation)		267,469
Net gain (loss)		(5,400,517)
Net increase (decrease) in net assets resulting from operations		$(5,204,839)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,678	$(18,589)
Net realized gain (loss)	(5,667,986)	1,691,921
Change in net unrealized appreciation (depreciation)	267,469	(28,551,388)
Net increase (decrease) in net assets resulting from operations	(5,204,839)	(26,878,056)
Distributions to shareholders	-	(4,074,695)
Share transactions - net increase (decrease)	(17,127,301)	1,799,212
Total increase (decrease) in net assets	(22,332,140)	(29,153,539)

Net Assets
Beginning of period	123,640,409	152,793,948
End of period	$101,308,269	$123,640,409

Financial Highlights
Fidelity® Disruptive Automation Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$14.93	$18.28	$11.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.06)	.01	(.01)
Net realized and unrealized gain (loss)	(.37)	(2.92)	6.42	1.91
Total from investment operations	(.37)	(2.98)	6.43	1.90
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.37)	(.02)	-
Total distributions	-	(.37)	(.05) E	-
Net asset value, end of period	$14.56	$14.93	$18.28	$11.90
Total Return F,G	(2.48)%	(16.75)%	54.13%	19.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	1.00%	1.01% K	1.01% J,K
Expenses net of fee waivers, if any	1.00% J	1.00%	1.01% K	1.01% J,K
Expenses net of all reductions	1.00% J	1.00%	1.01% K	1.01% J,K
Net investment income (loss)	.02% J	(.33)%	.06%	(.47)% J
Supplemental Data
Net assets, end of period (000 omitted)	$19,078	$36,333	$111,910	$5,308
Portfolio turnover rate L	15% J	22%	14%	6% M

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Fidelity® Disruptive Automation Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$14.90	$18.34	$11.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	-	.02	- D
Net realized and unrealized gain (loss)	(.38)	(2.91)	6.46	1.90
Total from investment operations	(.36)	(2.91)	6.48	1.90
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	(.53)	(.01)	-
Total distributions	-	(.53)	(.04)	-
Net asset value, end of period	$14.54	$14.90	$18.34	$11.90
Total Return E,F	(2.42)%	(16.52)%	54.47%	19.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.76% J	.75% I
Expenses net of fee waivers, if any	.75% I	.75%	.76% J	.75% I
Expenses net of all reductions	.75% I	.75%	.76% J	.75% I
Net investment income (loss)	.27% I	(.02)%	.10%	(.21)% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,153	$60,357	$6,792	$119
Portfolio turnover rate K	15% I	22%	14%	6% L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Disruptive Automation Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$14.99	$18.37	$11.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.04	.12	- D
Net realized and unrealized gain (loss)	(.38)	(2.92)	6.41	1.90
Total from investment operations	(.34)	(2.88)	6.53	1.90
Distributions from net investment income	-	-	(.05)	-
Distributions from net realized gain	-	(.50)	(.01)	-
Total distributions	-	(.50)	(.06)	-
Net asset value, end of period	$14.65	$14.99	$18.37	$11.90
Total Return E,F	(2.27)%	(16.32)%	54.91%	19.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.50%	.50% I
Expenses net of fee waivers, if any	.50% I	.50%	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50%	.50% I
Net investment income (loss)	.52% I	.20%	.75%	.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$151	$154	$184	$119
Portfolio turnover rate J	15% I	22%	14%	6% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptive Automation Fund Class F

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.03	$18.42	$11.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.13	.19	.01
Net realized and unrealized gain (loss)	(.37)	(2.93)	6.43	1.90
Total from investment operations	(.30)	(2.80)	6.62	1.91
Distributions from net investment income	-	-	(.09)	-
Distributions from net realized gain	-	(.59)	(.02)	-
Total distributions	-	(.59)	(.11)	-
Net asset value, end of period	$14.73	$15.03	$18.42	$11.91
Total Return D,E	(2.00)%	(15.93)%	55.67%	19.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H	-%	-%	-% H
Expenses net of fee waivers, if any	-% H	-%	-%	-% H
Expenses net of all reductions	-% H	-%	-%	-% H
Net investment income (loss)	1.02% H	.69%	1.14%	.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,926	$26,796	$33,908	$4,078
Portfolio turnover rate I	15% H	22%	14%	6% J

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity® Disruptive Communications Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

T-Mobile U.S., Inc.	6.9
Alphabet, Inc. Class A	6.7
Activision Blizzard, Inc.	6.7
American Tower Corp.	6.3
Meta Platforms, Inc. Class A	5.7
Arista Networks, Inc.	5.6
Netflix, Inc.	5.4
Liberty Broadband Corp. Class A	5.0
Sea Ltd. ADR	4.9
Amazon.com, Inc.	4.3
57.5

Market Sectors (% of Fund's net assets)

Communication Services	58.3
Information Technology	23.3
Consumer Discretionary	7.6
Real Estate	6.3
Energy	3.4
Industrials	0.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 18.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Disruptive Communications Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 58.3%
Diversified Telecommunication Services - 4.4%
Cellnex Telecom SA (a)	23,838	819,754
Liberty Global PLC Class A (b)	22,454	450,876
Liberty Latin America Ltd. Class C (b)	39,936	311,101
		1,581,731
Entertainment - 17.0%
Activision Blizzard, Inc.	32,041	2,369,432
Netflix, Inc. (b)	6,294	1,923,006
Sea Ltd. ADR (b)	30,174	1,761,256
		6,053,694
Interactive Media & Services - 22.5%
Alphabet, Inc. Class A (b)	23,643	2,387,707
Angi, Inc. (b)	131,326	292,857
Bumble, Inc. (b)	12,901	314,268
Match Group, Inc. (b)	19,493	985,566
Meta Platforms, Inc. Class A (b)	17,226	2,034,391
Snap, Inc. Class A (b)	138,203	1,424,873
Tencent Holdings Ltd.	15,264	577,228
		8,016,890
Media - 7.5%
DISH Network Corp. Class A (b)	55,993	898,688
Liberty Broadband Corp. Class A (b)	19,891	1,794,168
		2,692,856
Wireless Telecommunication Services - 6.9%
T-Mobile U.S., Inc. (b)	16,134	2,443,656
TOTAL COMMUNICATION SERVICES		20,788,827
CONSUMER DISCRETIONARY - 7.6%
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (b)	15,818	1,527,070
Rakuten Group, Inc.	101,976	489,951
Uber Technologies, Inc. (b)	24,091	702,012
		2,719,033
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Reliance Industries Ltd. sponsored GDR (a)	18,544	1,234,057
INDUSTRIALS - 0.9%
Construction & Engineering - 0.9%
Dycom Industries, Inc. (b)	3,541	322,727
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 5.6%
Arista Networks, Inc. (b)	14,344	1,998,119
IT Services - 4.1%
Akamai Technologies, Inc. (b)	6,312	598,756
Cloudflare, Inc. (b)	3,426	168,354
Twilio, Inc. Class A (b)	13,923	682,505
		1,449,615
Semiconductors & Semiconductor Equipment - 9.5%
Impinj, Inc. (b)	4,765	607,776
NVIDIA Corp.	8,009	1,355,363
NXP Semiconductors NV	2,844	500,089
onsemi (b)	6,697	503,614
Renesas Electronics Corp. (b)	44,604	437,463
		3,404,305
Software - 4.1%
RingCentral, Inc. (b)	9,848	364,967
Zscaler, Inc. (b)	8,106	1,081,746
		1,446,713
TOTAL INFORMATION TECHNOLOGY		8,298,752
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
American Tower Corp.	10,092	2,232,855
TOTAL COMMON STOCKS (Cost $42,097,554)		35,596,251

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $42,097,554)	35,596,251
NET OTHER ASSETS (LIABILITIES) - 0.2%	54,564
NET ASSETS - 100.0%	35,650,815

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,053,811 or 5.8% of net assets.

(b)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	895	4,402,686	4,403,581	1,991	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	5,941,260	5,941,260	193	-	-	-	0.0%
Total	895	10,343,946	10,344,841	2,184	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,788,827	19,391,845	1,396,982	-
Consumer Discretionary	2,719,033	2,229,082	489,951	-
Energy	1,234,057	-	1,234,057	-
Industrials	322,727	322,727	-	-
Information Technology	8,298,752	7,861,289	437,463	-
Real Estate	2,232,855	2,232,855	-	-
Total Investments in Securities:	35,596,251	32,037,798	3,558,453	-
Fidelity® Disruptive Communications Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $42,097,554):		$35,596,251
Receivable for investments sold		288,423
Receivable for fund shares sold		9,281
Dividends receivable		583
Distributions receivable from Fidelity Central Funds		916
Total assets		35,895,454
Liabilities
Payable to custodian bank	120,668
Payable for fund shares redeemed	113,075
Accrued management fee	10,896
Total Liabilities		244,639
Net Assets		$35,650,815
Net Assets consist of:
Paid in capital		$50,558,071
Total accumulated earnings (loss)		(14,907,256)
Net Assets		$35,650,815

Net Asset Value and Maximum Offering Price
Fidelity Disruptive Communications Fund :
Net Asset Value , offering price and redemption price per share ($3,574,229 ÷ 331,874 shares)		$10.77
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($12,984,215 ÷ 1,207,995 shares)		$10.75
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($116,015 ÷ 10,716 shares)		$10.83
Class F :
Net Asset Value , offering price and redemption price per share ($18,976,356 ÷ 1,743,610 shares)		$10.88
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$46,411
Income from Fidelity Central Funds (including $193 from security lending)		2,184
Total Income		48,595
Expenses
Management fee	$80,271
Independent trustees' fees and expenses	75
Total expenses before reductions	80,346
Expense reductions	(179)
Total expenses after reductions		80,167
Net Investment income (loss)		(31,572)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,844,652)
Foreign currency transactions	269
Total net realized gain (loss)		(3,844,383)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,074)
Assets and liabilities in foreign currencies	(70)
Total change in net unrealized appreciation (depreciation)		(14,144)
Net gain (loss)		(3,858,527)
Net increase (decrease) in net assets resulting from operations		$(3,890,099)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(31,572)	$(178,644)
Net realized gain (loss)	(3,844,383)	(2,270,127)
Change in net unrealized appreciation (depreciation)	(14,144)	(17,889,936)
Net increase (decrease) in net assets resulting from operations	(3,890,099)	(20,338,707)
Distributions to shareholders	-	(4,360,933)
Share transactions - net increase (decrease)	(7,533,368)	(1,888,994)
Total increase (decrease) in net assets	(11,423,467)	(26,588,634)

Net Assets
Beginning of period	47,074,282	73,662,916
End of period	$35,650,815	$47,074,282

Financial Highlights
Fidelity® Disruptive Communications Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$17.02	$11.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.13)	(.13)	- D
Net realized and unrealized gain (loss)	(.81)	(4.45)	5.78	1.58
Total from investment operations	(.85)	(4.58)	5.65	1.58
Distributions from net investment income	-	-	- D	-
Distributions from net realized gain	-	(.82)	(.20)	-
Total distributions	-	(.82)	(.21) E	-
Net asset value, end of period	$10.77	$11.62	$17.02	$11.58
Total Return F,G	(7.31)%	(28.39)%	48.96%	15.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J,K	.99% K	1.01% K	1.01% J,K
Expenses net of fee waivers, if any	1.00% J,K	.99% K	1.01% K	1.01% J,K
Expenses net of all reductions	1.00% J,K	.99% K	1.01% K	1.01% J,K
Net investment income (loss)	(.76)% J	(.81)%	(.83)%	(.23)% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,574	$7,746	$36,731	$2,880
Portfolio turnover rate L	30% J	32%	39%	-% M

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Fidelity® Disruptive Communications Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$17.09	$11.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.08)	(.09)	- D
Net realized and unrealized gain (loss)	(.81)	(4.44)	5.80	1.58
Total from investment operations	(.84)	(4.52)	5.71	1.58
Distributions from net realized gain	-	(.98)	(.20)	-
Total distributions	-	(.98)	(.20)	-
Net asset value, end of period	$10.75	$11.59	$17.09	$11.58
Total Return E,F	(7.25)%	(28.19)%	49.47%	15.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.76% J	.75% I
Expenses net of fee waivers, if any	.75% I	.75%	.76% J	.75% I
Expenses net of all reductions	.75% I	.75%	.75%	.75% I
Net investment income (loss)	(.51)% I	(.51)%	(.57)%	.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,984	$14,470	$3,476	$116
Portfolio turnover rate K	30% I	32%	39%	-% L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Disruptive Communications Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$17.11	$11.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.04)	(.05)	- D
Net realized and unrealized gain (loss)	(.82)	(4.47)	5.79	1.59
Total from investment operations	(.83)	(4.51)	5.74	1.59
Distributions from net realized gain	-	(.94)	(.22)	-
Total distributions	-	(.94)	(.22)	-
Net asset value, end of period	$10.83	$11.66	$17.11	$11.59
Total Return E,F	(7.12)%	(27.99)%	49.70%	15.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.50%	.50% I
Expenses net of fee waivers, if any	.50% I	.50%	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50%	.50% I
Net investment income (loss)	(.26)% I	(.28)%	(.32)%	.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$116	$125	$174	$116
Portfolio turnover rate J	30% I	32%	39%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptive Communications Fund Class F

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$17.16	$11.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	.03	.01
Net realized and unrealized gain (loss)	(.82)	(4.48)	5.80	1.58
Total from investment operations	(.81)	(4.44)	5.83	1.59
Distributions from net investment income	-	-	- D	-
Distributions from net realized gain	-	(1.03)	(.26)	-
Total distributions	-	(1.03)	(.26)	-
Net asset value, end of period	$10.88	$11.69	$17.16	$11.59
Total Return E,F	(6.93)%	(27.66)%	50.57%	15.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I	-%	-%	-% I
Expenses net of fee waivers, if any	-% I	-%	-%	-% I
Expenses net of all reductions	-% I	-%	-%	-% I
Net investment income (loss)	.24% I	.23%	.18%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,976	$24,733	$33,282	$4,029
Portfolio turnover rate J	30% I	32%	39%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptive Finance Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Arch Capital Group Ltd.	8.1
MasterCard, Inc. Class A	5.9
Visa, Inc. Class A	5.6
BRP Group, Inc.	5.5
BlackRock, Inc. Class A	5.0
Equifax, Inc.	4.9
Capital One Financial Corp.	4.0
Adyen BV	3.9
DBS Group Holdings Ltd.	3.8
Intercontinental Exchange, Inc.	3.5
50.2

Market Sectors (% of Fund's net assets)

Financials	65.1
Information Technology	25.4
Industrials	6.6
Real Estate	1.7
Consumer Discretionary	0.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 28.7%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Disruptive Finance Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.8%
Internet & Direct Marketing Retail - 0.8%
MercadoLibre, Inc. (a)	444	413,357
FINANCIALS - 65.1%
Banks - 15.5%
DBS Group Holdings Ltd.	73,912	1,927,533
DNB Bank ASA	78,173	1,526,417
FinecoBank SpA	97,828	1,588,894
Pathward Financial, Inc.	14,586	634,929
Signature Bank	10,009	1,396,256
Silvergate Capital Corp. (a)(b)	3,567	97,843
SVB Financial Group (a)	2,587	599,615
		7,771,487
Capital Markets - 18.0%
BlackRock, Inc. Class A	3,482	2,493,112
Brookfield Asset Management, Inc. Class A	32,080	1,512,572
Cboe Global Markets, Inc.	7,555	958,276
Intercontinental Exchange, Inc.	16,045	1,737,834
MSCI, Inc.	1,780	903,937
Tradeweb Markets, Inc. Class A	8,903	547,178
Virtu Financial, Inc. Class A	37,262	826,471
		8,979,380
Consumer Finance - 6.0%
Ally Financial, Inc.	17,777	480,157
Capital One Financial Corp.	19,166	1,978,698
NerdWallet, Inc. (b)	43,817	556,476
		3,015,331
Diversified Financial Services - 3.0%
Apollo Global Management, Inc.	21,485	1,490,844
Insurance - 19.1%
Arch Capital Group Ltd. (a)	67,613	4,050,695
Arthur J. Gallagher & Co.	8,619	1,716,129
BRP Group, Inc. (a)	90,525	2,719,371
Hiscox Ltd.	85,183	1,039,143
		9,525,338
Thrifts & Mortgage Finance - 3.5%
NMI Holdings, Inc. (a)	57,414	1,236,123
PennyMac Financial Services, Inc.	8,848	527,872
		1,763,995
TOTAL FINANCIALS		32,546,375
INDUSTRIALS - 6.6%
Professional Services - 6.6%
Equifax, Inc.	12,496	2,466,336
Verisk Analytics, Inc.	4,511	828,716
		3,295,052
INFORMATION TECHNOLOGY - 25.4%
IT Services - 23.2%
Adyen BV (a)(c)	1,251	1,970,724
Block, Inc.:
Class A (a)	5,912	400,656
Class A unit (a)	2,481	165,891
Dlocal Ltd. (a)	103,975	1,518,035
Flywire Corp. (a)	20,067	435,253
MasterCard, Inc. Class A	8,261	2,944,220
Repay Holdings Corp. (a)	66,148	586,071
Visa, Inc. Class A	12,905	2,800,385
Worldline SA (a)(c)	16,122	763,719
		11,584,954
Software - 2.2%
Black Knight, Inc. (a)	18,097	1,121,833
TOTAL INFORMATION TECHNOLOGY		12,706,787
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent Class A	22,041	728,896
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. Class A (a)(b)	296,454	117,099
TOTAL REAL ESTATE		845,995
TOTAL COMMON STOCKS (Cost $46,287,622)		49,807,566

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e) (Cost $71,200)	71,193	71,200

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $46,358,822)	49,878,766
NET OTHER ASSETS (LIABILITIES) - 0.3%	126,110
NET ASSETS - 100.0%	50,004,876

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,734,443 or 5.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	129,104	5,431,720	5,560,824	2,123	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	798,225	11,821,994	12,549,019	2,478	-	-	71,200	0.0%
Total	927,329	17,253,714	18,109,843	4,601	-	-	71,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	413,357	413,357	-	-
Financials	32,546,375	26,464,388	6,081,987	-
Industrials	3,295,052	3,295,052	-	-
Information Technology	12,706,787	9,806,453	2,900,334	-
Real Estate	845,995	845,995	-	-

Money Market Funds	71,200	71,200	-	-
Total Investments in Securities:	49,878,766	40,896,445	8,982,321	-
Fidelity® Disruptive Finance Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,997) - See accompanying schedule:
Unaffiliated issuers (cost $46,287,622)	$49,807,566
Fidelity Central Funds (cost $71,200)	71,200

Total Investment in Securities (cost $46,358,822)		$49,878,766
Receivable for investments sold		242,768
Receivable for fund shares sold		11,061
Dividends receivable		28,147
Distributions receivable from Fidelity Central Funds		528
Total assets		50,161,270
Liabilities
Payable to custodian bank	2,757
Payable for fund shares redeemed	63,666
Accrued management fee	18,771
Collateral on securities loaned	71,200
Total Liabilities		156,394
Net Assets		$50,004,876
Net Assets consist of:
Paid in capital		$52,009,723
Total accumulated earnings (loss)		(2,004,847)
Net Assets		$50,004,876

Net Asset Value and Maximum Offering Price
Fidelity Disruptive Finance Fund :
Net Asset Value , offering price and redemption price per share ($6,510,692 ÷ 464,088 shares)		$14.03
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($22,132,508 ÷ 1,578,841 shares)		$14.02
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($155,358 ÷ 11,012 shares)		$14.11
Class F :
Net Asset Value , offering price and redemption price per share ($21,206,318 ÷ 1,499,216 shares)		$14.14
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$285,616
Income from Fidelity Central Funds (including $2,478 from security lending)		4,601
Total Income		290,217
Expenses
Management fee	$137,754
Independent trustees' fees and expenses	101
Total expenses before reductions	137,855
Expense reductions	(173)
Total expenses after reductions		137,682
Net Investment income (loss)		152,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,877,698)
Foreign currency transactions	(4,816)
Total net realized gain (loss)		(3,882,514)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,139,993
Assets and liabilities in foreign currencies	(372)
Total change in net unrealized appreciation (depreciation)		1,139,621
Net gain (loss)		(2,742,893)
Net increase (decrease) in net assets resulting from operations		$(2,590,358)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,535	$529,474
Net realized gain (loss)	(3,882,514)	3,333,522
Change in net unrealized appreciation (depreciation)	1,139,621	(16,077,322)
Net increase (decrease) in net assets resulting from operations	(2,590,358)	(12,214,326)
Distributions to shareholders	(3,479,029)	(2,188,878)
Share transactions - net increase (decrease)	(9,187,201)	(7,220,651)
Total increase (decrease) in net assets	(15,256,588)	(21,623,855)

Net Assets
Beginning of period	65,261,464	86,885,319
End of period	$50,004,876	$65,261,464

Financial Highlights
Fidelity® Disruptive Finance Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.22	$18.20	$11.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.11 E	.03
Net realized and unrealized gain (loss)	(.38)	(2.67)	6.41	1.83
Total from investment operations	(.38)	(2.65)	6.52	1.86
Distributions from net investment income	-	(.04)	(.05)	-
Distributions from net realized gain	(.81)	(.29)	(.13)	-
Total distributions	(.81)	(.33)	(.18)	-
Net asset value, end of period	$14.03	$15.22	$18.20	$11.86
Total Return F,G	(2.19)%	(14.88)%	55.31%	18.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	1.00%	1.01% K	1.01% J,K
Expenses net of fee waivers, if any	1.00% J	1.00%	1.01% K	1.01% J,K
Expenses net of all reductions	1.00% J	1.00%	1.01% K	1.01% J,K
Net investment income (loss)	.03% J	.12%	.72% E	1.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$6,511	$18,486	$48,219	$2,373
Portfolio turnover rate L	22% J	43%	18%	-% M,N

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

N Amount represents less than 1%.

Fidelity® Disruptive Finance Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.21	$18.28	$11.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.08	.20 D	.03
Net realized and unrealized gain (loss)	(.38)	(2.68)	6.38	1.83
Total from investment operations	(.36)	(2.60)	6.58	1.86
Distributions from net investment income	(.02)	(.18)	(.03)	-
Distributions from net realized gain	(.81)	(.29)	(.13)	-
Total distributions	(.83)	(.47)	(.16)	-
Net asset value, end of period	$14.02	$15.21	$18.28	$11.86
Total Return E,F	(2.04)%	(14.68)%	55.73%	18.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I,J	.76% J	.75%	.75% I
Expenses net of fee waivers, if any	.75% I,J	.76% J	.75%	.75% I
Expenses net of all reductions	.75% I,J	.76% J	.75%	.75% I
Net investment income (loss)	.31% I	.48%	1.30% D	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,133	$20,775	$2,668	$119
Portfolio turnover rate K	22% I	43%	18%	-% L,M

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

M Amount represents less than 1%.

Fidelity® Disruptive Finance Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.30	$18.30	$11.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.12	.15 D	.03
Net realized and unrealized gain (loss)	(.39)	(2.69)	6.46	1.84
Total from investment operations	(.35)	(2.57)	6.61	1.87
Distributions from net investment income	(.03)	(.14)	(.05)	-
Distributions from net realized gain	(.81)	(.29)	(.13)	-
Total distributions	(.84)	(.43)	(.18)	-
Net asset value, end of period	$14.11	$15.30	$18.30	$11.87
Total Return E,F	(1.93)%	(14.44)%	56.03%	18.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.50%	.50% I
Expenses net of fee waivers, if any	.50% I	.50%	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50%	.50% I
Net investment income (loss)	.56% I	.66%	1.03% D	2.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$155	$158	$185	$119
Portfolio turnover rate J	22% I	43%	18%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount represents less than 1%.

L Amount not annualized.

Fidelity® Disruptive Finance Fund Class F

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.34	$18.35	$11.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21	.26 D	.04
Net realized and unrealized gain (loss)	(.39)	(2.70)	6.45	1.83
Total from investment operations	(.32)	(2.49)	6.71	1.87
Distributions from net investment income	(.07)	(.23)	(.10)	-
Distributions from net realized gain	(.81)	(.29)	(.13)	-
Total distributions	(.88)	(.52)	(.23)	-
Net asset value, end of period	$14.14	$15.34	$18.35	$11.87
Total Return E,F	(1.74)%	(14.04)%	56.95%	18.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I	-%	-%	-% I
Expenses net of fee waivers, if any	-% I	-%	-%	-% I
Expenses net of all reductions	-% I	-%	-%	-% I
Net investment income (loss)	1.05% I	1.14%	1.68% D	3.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$21,206	$25,842	$35,814	$4,075
Portfolio turnover rate J	22% I	43%	18%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity® Disruptive Medicine Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Insulet Corp.	4.9
UnitedHealth Group, Inc.	4.1
Alnylam Pharmaceuticals, Inc.	4.0
Danaher Corp.	3.9
Boston Scientific Corp.	3.8
Humana, Inc.	3.8
Penumbra, Inc.	3.7
Royalty Pharma PLC	3.5
Centene Corp.	3.5
Vertex Pharmaceuticals, Inc.	3.4
38.6

Market Sectors (% of Fund's net assets)

Health Care	99.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 10%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Disruptive Medicine Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
HEALTH CARE - 99.6%
Biotechnology - 30.0%
ADC Therapeutics SA (a)	37,790	138,311
Alnylam Pharmaceuticals, Inc. (a)	8,828	1,947,369
ALX Oncology Holdings, Inc. (a)	10,700	118,770
Argenx SE ADR (a)	3,417	1,359,863
Ascendis Pharma A/S sponsored ADR (a)	3,865	475,627
Beam Therapeutics, Inc. (a)(b)	3,430	158,432
Blueprint Medicines Corp. (a)	11,928	570,039
Cerevel Therapeutics Holdings (a)(b)	31,165	902,538
Cyteir Therapeutics, Inc. (a)	7,254	10,446
Cytokinetics, Inc. (a)	11,932	507,110
Graphite Bio, Inc. (a)	55,459	195,770
Innovent Biologics, Inc. (a)(c)	52,569	212,291
Instil Bio, Inc. (a)	54,690	72,738
Intellia Therapeutics, Inc. (a)	2,307	118,718
Janux Therapeutics, Inc. (a)(b)	17,326	236,327
Keros Therapeutics, Inc. (a)	4,895	243,967
Legend Biotech Corp. ADR (a)	15,734	810,458
Mirati Therapeutics, Inc. (a)	8,363	764,211
Natera, Inc. (a)	4,274	175,747
Regeneron Pharmaceuticals, Inc. (a)	2,091	1,571,805
Relay Therapeutics, Inc. (a)	8,190	152,170
Repligen Corp. (a)	1,617	289,184
Sarepta Therapeutics, Inc. (a)	2,090	256,673
Seagen, Inc. (a)	6,193	751,768
Stoke Therapeutics, Inc. (a)	11,631	87,698
Tenaya Therapeutics, Inc. (a)	18,312	48,527
Vertex Pharmaceuticals, Inc. (a)	5,264	1,665,530
Verve Therapeutics, Inc. (a)(b)	6,755	156,919
Xenon Pharmaceuticals, Inc. (a)	2,845	104,924
Zai Lab Ltd. ADR (a)	8,673	334,431
Zentalis Pharmaceuticals, Inc. (a)	5,570	123,208
		14,561,569
Health Care Equipment & Supplies - 29.4%
Align Technology, Inc. (a)	977	192,137
Atricure, Inc. (a)	9,175	418,013
Boston Scientific Corp. (a)	40,814	1,847,650
DexCom, Inc. (a)	9,722	1,130,474
Inspire Medical Systems, Inc. (a)	3,228	779,788
Insulet Corp. (a)	7,948	2,379,393
Intuitive Surgical, Inc. (a)	3,980	1,076,152
Masimo Corp. (a)	5,945	861,668
Nanosonics Ltd. (a)	157,395	515,910
Nevro Corp. (a)	11,197	523,012
Penumbra, Inc. (a)	8,639	1,809,957
ResMed, Inc.	4,145	954,179
Stryker Corp.	4,308	1,007,598
Tandem Diabetes Care, Inc. (a)	9,897	416,169
ViewRay, Inc. (a)	80,494	387,981
		14,300,081
Health Care Providers & Services - 14.1%
agilon health, Inc. (a)	12,285	215,725
Centene Corp. (a)	19,482	1,695,908
Guardant Health, Inc. (a)	10,430	545,906
Humana, Inc.	3,308	1,819,069
Oak Street Health, Inc. (a)	26,237	567,244
UnitedHealth Group, Inc.	3,664	2,006,993
		6,850,845
Health Care Technology - 2.3%
Doximity, Inc. (a)(b)	9,093	309,071
Phreesia, Inc. (a)	12,429	345,775
Veeva Systems, Inc. Class A (a)	2,559	487,131
		1,141,977
Life Sciences Tools & Services - 18.9%
10X Genomics, Inc. (a)	22,838	882,917
Bio-Techne Corp.	9,600	815,904
Bruker Corp.	22,486	1,515,781
Charles River Laboratories International, Inc. (a)	3,167	723,881
Danaher Corp.	6,925	1,893,364
Lonza Group AG	734	386,152
Olink Holding AB ADR (a)(b)	11,974	285,340
Sartorius Stedim Biotech	3,031	1,034,490
Thermo Fisher Scientific, Inc.	1,702	953,494
West Pharmaceutical Services, Inc.	2,950	692,247
		9,183,570
Pharmaceuticals - 4.9%
Arvinas Holding Co. LLC (a)	5,944	243,942
Edgewise Therapeutics, Inc. (a)	22,109	197,876
Royalty Pharma PLC	38,895	1,710,213
Theseus Pharmaceuticals, Inc. (a)(b)	32,021	211,018
		2,363,049
TOTAL COMMON STOCKS (Cost $47,732,529)		48,401,091

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e) (Cost $1,598,825)	1,598,665	1,598,825

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $49,331,354)	49,999,916
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(1,418,546)
NET ASSETS - 100.0%	48,581,370

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,291 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	154,056	5,170,990	5,325,046	2,912	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	1,644,325	10,422,163	10,467,663	13,204	-	-	1,598,825	0.0%
Total	1,798,381	15,593,153	15,792,709	16,116	-	-	1,598,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	48,401,091	46,252,248	2,148,843	-

Money Market Funds	1,598,825	1,598,825	-	-
Total Investments in Securities:	49,999,916	47,851,073	2,148,843	-
Fidelity® Disruptive Medicine Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,630,991) - See accompanying schedule:
Unaffiliated issuers (cost $47,732,529)	$48,401,091
Fidelity Central Funds (cost $1,598,825)	1,598,825

Total Investment in Securities (cost $49,331,354)		$49,999,916
Receivable for investments sold		328,491
Receivable for fund shares sold		21,553
Dividends receivable		20,583
Distributions receivable from Fidelity Central Funds		2,200
Total assets		50,372,743
Liabilities
Payable to custodian bank	87,279
Payable for investments purchased	9,986
Payable for fund shares redeemed	77,314
Accrued management fee	17,969
Collateral on securities loaned	1,598,825
Total Liabilities		1,791,373
Net Assets		$48,581,370
Net Assets consist of:
Paid in capital		$54,794,884
Total accumulated earnings (loss)		(6,213,514)
Net Assets		$48,581,370

Net Asset Value and Maximum Offering Price
Fidelity Disruptive Medicine Fund :
Net Asset Value , offering price and redemption price per share ($7,137,629 ÷ 637,040 shares)		$11.20
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($20,185,325 ÷ 1,796,635 shares)		$11.24
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($115,399 ÷ 10,201 shares)		$11.31
Class F :
Net Asset Value , offering price and redemption price per share ($21,143,017 ÷ 1,853,270 shares)		$11.41
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$64,299
Income from Fidelity Central Funds (including $13,204 from security lending)		16,116
Total Income		80,415
Expenses
Management fee	$120,919
Independent trustees' fees and expenses	94
Total expenses before reductions	121,013
Expense reductions	(174)
Total expenses after reductions		120,839
Net Investment income (loss)		(40,424)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,496,983)
Foreign currency transactions	(989)
Total net realized gain (loss)		(3,497,972)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,133,119
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		9,132,966
Net gain (loss)		5,634,994
Net increase (decrease) in net assets resulting from operations		$5,594,570
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(40,424)	$(141,798)
Net realized gain (loss)	(3,497,972)	(3,258,269)
Change in net unrealized appreciation (depreciation)	9,132,966	(13,446,263)
Net increase (decrease) in net assets resulting from operations	5,594,570	(16,846,330)
Distributions to shareholders	-	(869,901)
Share transactions - net increase (decrease)	(9,410,813)	1,922,239
Total increase (decrease) in net assets	(3,816,243)	(15,793,992)

Net Assets
Beginning of period	52,397,613	68,191,605
End of period	$48,581,370	$52,397,613

Financial Highlights
Fidelity® Disruptive Medicine Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$13.00	$11.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.09)	(.07)	(.01)
Net realized and unrealized gain (loss)	1.28	(2.82)	2.10	1.07
Total from investment operations	1.24	(2.91)	2.03	1.06
Distributions from net realized gain	-	(.13)	(.09)	-
Total distributions	-	(.13)	(.09)	-
Net asset value, end of period	$11.20	$9.96	$13.00	$11.06
Total Return D,E	12.45%	(22.68)%	18.44%	10.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.00% H	1.00%	1.01% I	1.01% H,I
Expenses net of fee waivers, if any	1.00% H	1.00%	1.01% I	1.01% H,I
Expenses net of all reductions	1.00% H	1.00%	1.01% I	1.01% H,I
Net investment income (loss)	(.69)% H	(.70)%	(.58)%	(.75)% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,138	$11,027	$32,331	$5,666
Portfolio turnover rate J	27% H	47%	44%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity® Disruptive Medicine Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$13.04	$11.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.06)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.28	(2.82)	2.11	1.06
Total from investment operations	1.26	(2.88)	2.08	1.05
Distributions from net realized gain	-	(.18)	(.09)	-
Total distributions	-	(.18)	(.09)	-
Net asset value, end of period	$11.24	$9.98	$13.04	$11.05
Total Return D,E	12.63%	(22.46)%	18.86%	10.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H	.75%	.76% I	.75% H
Expenses net of fee waivers, if any	.75% H	.75%	.76% I	.75% H
Expenses net of all reductions	.75% H	.75%	.76% I	.75% H
Net investment income (loss)	(.44)% H	(.46)%	(.25)%	(.48)% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,185	$16,746	$3,786	$111
Portfolio turnover rate J	27% H	47%	44%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity® Disruptive Medicine Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$13.06	$11.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.03)	(.01)	- D
Net realized and unrealized gain (loss)	1.29	(2.84)	2.12	1.06
Total from investment operations	1.28	(2.87)	2.11	1.06
Distributions from net realized gain	-	(.16)	(.11)	-
Total distributions	-	(.16)	(.11)	-
Net asset value, end of period	$11.31	$10.03	$13.06	$11.06
Total Return E,F	12.76%	(22.33)%	19.10%	10.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.50%	.50% I
Expenses net of fee waivers, if any	.50% I	.50%	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50%	.50% I
Net investment income (loss)	(.19)% I	(.21)%	(.11)%	(.23)% I
Supplemental Data
Net assets, end of period (000 omitted)	$115	$102	$132	$111
Portfolio turnover rate J	27% I	47%	44%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount represents less than 1%.

L Amount not annualized.

Fidelity® Disruptive Medicine Fund Class F

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$13.09	$11.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.04	.06	- D
Net realized and unrealized gain (loss)	1.30	(2.86)	2.10	1.07
Total from investment operations	1.32	(2.82)	2.16	1.07
Distributions from net realized gain	-	(.18)	(.14)	-
Total distributions	-	(.18)	(.14)	-
Net asset value, end of period	$11.41	$10.09	$13.09	$11.07
Total Return E,F	13.08%	(21.89)%	19.60%	10.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I	-%	-%	-% I
Expenses net of fee waivers, if any	-% I	-%	-%	-% I
Expenses net of all reductions	-% I	-%	-%	-% I
Net investment income (loss)	.30%	.29%	.45%	.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$21,143	$24,523	$31,943	$3,914
Portfolio turnover rate J	27% I	47%	44%	-% K,L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount represents less than 1%.

L Amount not annualized.

Fidelity® Disruptive Technology Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.3
ASML Holding NV (Netherlands)	4.8
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4.7
Adobe, Inc.	4.5
Salesforce.com, Inc.	4.5
Workday, Inc. Class A	4.5
Alphabet, Inc. Class C	4.0
Marvell Technology, Inc.	3.8
Enphase Energy, Inc.	3.7
Amazon.com, Inc.	3.6
43.4

Market Sectors (% of Fund's net assets)

Information Technology	68.7
Communication Services	20.3
Consumer Discretionary	10.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 28.4%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Disruptive Technology Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.3%
Entertainment - 7.0%
Netflix, Inc. (a)	9,151	2,795,905
Sea Ltd. ADR (a)	44,031	2,570,089
Spotify Technology SA (a)	6,472	514,006
		5,880,000
Interactive Media & Services - 10.6%
Alphabet, Inc. Class C (a)	33,546	3,403,242
Kakao Corp.	8,756	388,459
Meta Platforms, Inc. Class A (a)	9,052	1,069,041
Snap, Inc. Class A (a)	70,407	725,896
Tencent Holdings Ltd.	21,657	818,988
Yandex NV Series A (a)(b)	47,740	163,741
Z Holdings Corp.	841,654	2,316,187
		8,885,554
Wireless Telecommunication Services - 2.7%
T-Mobile U.S., Inc. (a)	14,998	2,271,597
TOTAL COMMUNICATION SERVICES		17,037,151
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.8%
Tesla, Inc. (a)	3,262	635,111
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	6,331	646,648
MakeMyTrip Ltd. (a)(c)	42,604	1,264,913
		1,911,561
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	31,174	3,009,538
Doordash, Inc. (a)	6,424	374,198
Farfetch Ltd. Class A (a)(c)	67,510	573,835
Global-e Online Ltd. (a)	22,752	490,761
Lyft, Inc. (a)	28,196	316,359
Uber Technologies, Inc. (a)	25,489	742,749
ZOZO, Inc.	42,121	1,063,414
		6,570,854
TOTAL CONSUMER DISCRETIONARY		9,117,526
INFORMATION TECHNOLOGY - 68.7%
Electronic Equipment & Components - 1.8%
Samsung SDI Co. Ltd.	2,634	1,503,520
IT Services - 9.0%
Accenture PLC Class A	5,045	1,518,192
Adyen BV (a)(d)	1,216	1,915,588
Block, Inc. Class A (a)	12,690	860,001
MongoDB, Inc. Class A (a)	9,041	1,380,470
Snowflake, Inc. (a)	8,586	1,226,939
Twilio, Inc. Class A (a)	12,404	608,044
		7,509,234
Semiconductors & Semiconductor Equipment - 23.2%
ASML Holding NV (Netherlands)	6,626	4,045,307
BE Semiconductor Industries NV	10,696	696,711
Enphase Energy, Inc. (a)	9,562	3,065,482
Marvell Technology, Inc.	69,038	3,211,648
NVIDIA Corp.	15,427	2,610,711
SolarEdge Technologies, Inc. (a)	6,531	1,951,855
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,944	3,895,413
		19,477,127
Software - 33.1%
Adobe, Inc. (a)	11,019	3,800,784
Amplitude, Inc. (a)	30,556	437,562
Atlassian Corp. PLC (a)	8,197	1,078,315
Bill.Com Holdings, Inc. (a)	6,372	767,316
Confluent, Inc. (a)(c)	38,982	897,755
Crowdstrike Holdings, Inc. (a)	6,014	707,547
HashiCorp, Inc. (c)	26,377	720,092
HubSpot, Inc. (a)	4,899	1,484,544
Intuit, Inc.	4,939	2,013,087
Kingdee International Software Group Co. Ltd. (a)	395,119	666,772
Microsoft Corp.	17,575	4,484,086
Palo Alto Networks, Inc. (a)	9,460	1,607,254
Paycom Software, Inc. (a)	3,372	1,143,445
Qualtrics International, Inc. (a)	42,530	436,358
Salesforce.com, Inc. (a)	23,371	3,745,203
Workday, Inc. Class A (a)	22,226	3,731,745
		27,721,865
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	9,052	1,339,968
TOTAL INFORMATION TECHNOLOGY		57,551,714
TOTAL COMMON STOCKS (Cost $114,174,939)		83,706,391

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	66,445	66,458
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	2,878,587	2,878,875
TOTAL MONEY MARKET FUNDS (Cost $2,945,333)		2,945,333

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $117,120,272)	86,651,724
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(2,858,373)
NET ASSETS - 100.0%	83,793,351

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,915,588 or 2.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	907,846	9,989,466	10,830,854	8,230	-	-	66,458	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	5,285,219	23,411,826	25,818,170	21,755	-	-	2,878,875	0.0%
Total	6,193,065	33,401,292	36,649,024	29,985	-	-	2,945,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	17,037,151	13,349,776	3,523,634	163,741
Consumer Discretionary	9,117,526	8,054,112	1,063,414	-
Information Technology	57,551,714	48,723,816	8,827,898	-

Money Market Funds	2,945,333	2,945,333	-	-
Total Investments in Securities:	86,651,724	73,073,037	13,414,946	163,741
Fidelity® Disruptive Technology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,900,637) - See accompanying schedule:
Unaffiliated issuers (cost $114,174,939)	$83,706,391
Fidelity Central Funds (cost $2,945,333)	2,945,333

Total Investment in Securities (cost $117,120,272)		$86,651,724
Receivable for fund shares sold		218,295
Dividends receivable		14,322
Distributions receivable from Fidelity Central Funds		906
Total assets		86,885,247
Liabilities
Payable for fund shares redeemed	171,202
Accrued management fee	41,819
Collateral on securities loaned	2,878,875
Total Liabilities		3,091,896
Net Assets		$83,793,351
Net Assets consist of:
Paid in capital		$130,183,499
Total accumulated earnings (loss)		(46,390,148)
Net Assets		$83,793,351

Net Asset Value and Maximum Offering Price
Fidelity Disruptive Technology Fund :
Net Asset Value , offering price and redemption price per share ($19,522,861 ÷ 1,796,520 shares)		$10.87
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($45,302,736 ÷ 4,156,893 shares)		$10.90
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($113,352 ÷ 10,327 shares)		$10.98
Class F :
Net Asset Value , offering price and redemption price per share ($18,854,402 ÷ 1,702,662 shares)		$11.07
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$144,625
Income from Fidelity Central Funds (including $21,755 from security lending)		29,985
Income before foreign taxes withheld		174,610
Less foreign taxes withheld		(16,692)
Total Income		157,918
Expenses
Management fee	$318,526
Independent trustees' fees and expenses	177
Total expenses before reductions	318,703
Expense reductions	(180)
Total expenses after reductions		318,523
Net Investment income (loss)		(160,605)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,458,334)
Foreign currency transactions	(73)
Total net realized gain (loss)		(15,458,407)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,725,904
Assets and liabilities in foreign currencies	2,602
Total change in net unrealized appreciation (depreciation)		6,728,506
Net gain (loss)		(8,729,901)
Net increase (decrease) in net assets resulting from operations		$(8,890,506)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(160,605)	$(808,781)
Net realized gain (loss)	(15,458,407)	2,344,017
Change in net unrealized appreciation (depreciation)	6,728,506	(57,703,932)
Net increase (decrease) in net assets resulting from operations	(8,890,506)	(56,168,696)
Distributions to shareholders	(1,210,975)	(2,859,572)
Share transactions - net increase (decrease)	(12,219,359)	(5,482,616)
Total increase (decrease) in net assets	(22,320,840)	(64,510,884)

Net Assets
Beginning of period	106,114,191	170,625,075
End of period	$83,793,351	$106,114,191

Financial Highlights
Fidelity® Disruptive Technology Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.81	$18.10	$11.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.14)	(.13)	(.01)
Net realized and unrealized gain (loss)	(.76)	(5.88)	6.81	1.50
Total from investment operations	(.80)	(6.02)	6.68	1.49
Distributions from net realized gain	(.14)	(.27)	(.07)	-
Total distributions	(.14)	(.27)	(.07)	-
Net asset value, end of period	$10.87	$11.81	$18.10	$11.49
Total Return D,E	(6.86)%	(33.85)%	58.13%	14.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.00% H,I	.99% I	1.01% I	1.01% H,I
Expenses net of fee waivers, if any	1.00% H,I	.99% I	1.01% I	1.01% H,I
Expenses net of all reductions	1.00% H,I	.99% I	1.01% I	1.01% H,I
Net investment income (loss)	(.67)% H	(.78)%	(.77)%	(.62)% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,523	$34,802	$130,244	$6,198
Portfolio turnover rate J	21% H	33%	29%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptive Technology Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$18.15	$11.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.08)	(.07)	- D
Net realized and unrealized gain (loss)	(.77)	(5.89)	6.78	1.49
Total from investment operations	(.79)	(5.97)	6.71	1.49
Distributions from net realized gain	(.14)	(.35)	(.05)	-
Total distributions	(.14)	(.35)	(.05)	-
Net asset value, end of period	$10.90	$11.83	$18.15	$11.49
Total Return E,F	(6.76)%	(33.65)%	58.46%	14.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.76% J	.75% I
Expenses net of fee waivers, if any	.75% I	.75%	.76% J	.75% I
Expenses net of all reductions	.75% I	.75%	.76% J	.75% I
Net investment income (loss)	(.42)% I	(.46)%	(.44)%	(.36)% I
Supplemental Data
Net assets, end of period (000 omitted)	$45,303	$46,694	$7,600	$115
Portfolio turnover rate K	21% I	33%	29%	-% L

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity® Disruptive Technology Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$18.18	$11.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.04)	(.05)	- D
Net realized and unrealized gain (loss)	(.77)	(5.93)	6.81	1.50
Total from investment operations	(.78)	(5.97)	6.76	1.50
Distributions from net realized gain	(.14)	(.31)	(.08)	-
Total distributions	(.14)	(.31)	(.08)	-
Net asset value, end of period	$10.98	$11.90	$18.18	$11.50
Total Return E,F	(6.63)%	(33.49)%	58.79%	15.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.50%	.50%	.50% I
Expenses net of fee waivers, if any	.50% I	.50%	.50%	.50% I
Expenses net of all reductions	.50% I	.50%	.50%	.50% I
Net investment income (loss)	(.17)% I	(.25)%	(.28)%	(.10)% I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$121	$183	$115
Portfolio turnover rate J	21% I	33%	29%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptive Technology Fund Class F

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$18.24	$11.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.04	.04	.01
Net realized and unrealized gain (loss)	(.78)	(5.96)	6.81	1.50
Total from investment operations	(.76)	(5.92)	6.85	1.51
Distributions from net realized gain	(.14)	(.35)	(.12)	-
Total distributions	(.14)	(.35)	(.12)	-
Net asset value, end of period	$11.07	$11.97	$18.24	$11.51
Total Return D,E	(6.43)%	(33.19)%	59.58%	15.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H	-%	-%	-% H
Expenses net of fee waivers, if any	-% H	-%	-%	-% H
Expenses net of all reductions	-% H	-%	-%	-% H
Net investment income (loss)	.33% H	.25%	.23%	.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$18,854	$24,497	$32,598	$4,029
Portfolio turnover rate I	21% H	33%	29%	-% J

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Disruptive Automation Fund, Fidelity Disruptive Communications Fund, Fidelity Disruptive Finance Fund, Fidelity Disruptive Medicine Fund and Fidelity Disruptive Technology Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Disruptive Fund, Loyalty Class 1, Loyalty Class 2 and Class F shares. Effective November 30, 2022, each Fund was closed to new accounts with certain exceptions. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptive Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective April 1,   2023, the automatic conversion feature between Loyalty Class 1 and Loyalty Class 2 will be discontinued.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaim receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Disruptive Automation Fund	$106,905,633	$12,689,313	$ (16,823,504)	$(4,134,191)
Fidelity Disruptive Communications Fund	43,772,017	5,031,122	(13,206,888)	(8,175,766)
Fidelity Disruptive Finance Fund	46,630,291	9,793,565	(6,545,090)	3,248,475
Fidelity Disruptive Medicine Fund	49,669,694	8,301,249	(7,971,027)	330,222
Fidelity Disruptive Technology Fund	118,469,109	8,203,243	(40,020,628)	(31,817,385)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Total capital loss carryforward
Fidelity Disruptive Medicine Fund	(3,145,154)	(3,145,154)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to May 31, 2022, and ordinary losses recognized during the period January 1, 2022 to May 31, 2022 Loss deferrals were as follows:
	Capital losses	Ordinary losses
Fidelity Disruptive Automation Fund	$ (518,865)	$(-)
Fidelity Disruptive Communications Fund	(4,315,626)	(15,902)
Fidelity Disruptive Finance Fund	(1,676,464)	(-)
Fidelity Disruptive Medicine Fund	(-)	(25,217)
Fidelity Disruptive Technology Fund	(-)	(146,929)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation Fund	8,089,957	24,601,696
Fidelity Disruptive Communications Fund	6,042,512	13,709,757
Fidelity Disruptive Finance Fund	5,999,346	18,591,608
Fidelity Disruptive Medicine Fund	6,939,415	16,366,618
Fidelity Disruptive Technology Fund	10,114,741	22,889,408

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide each Fund with investment management related services for which each Class of each Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1, Loyalty Class 2 and Class F do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%
Class F	1.00%	.00%

Effective April 1, 2023, Fidelity Disruptive Fund shares of each Fund will be added to the expense contract at the rate of .50% of class-level average net assets. In addition, the expense contract rate for Loyalty Class 1 shares of each Fund will be changed to .50% of class-level average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Disruptive Automation Fund	$342
Fidelity Disruptive Communications Fund	106
Fidelity Disruptive Finance Fund	60
Fidelity Disruptive Medicine Fund	161
Fidelity Disruptive Technology Fund	156

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disruptive Automation Fund	-	260,332	(105,013)
Fidelity Disruptive Communications Fund	214,437	43,233	(22,984)
Fidelity Disruptive Finance Fund	2,662,059	34,442	741
Fidelity Disruptive Medicine Fund	1,160,588	770,427	(3,495)
Fidelity Disruptive Technology Fund	144,342	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Disruptive Automation Fund	$2,896	$-	$-
Fidelity Disruptive Communications Fund	$18	$-	$-
Fidelity Disruptive Finance Fund	$230	$451	$-
Fidelity Disruptive Medicine Fund	$1,371	$24	$-
Fidelity Disruptive Technology Fund	$2,152	$28	$-

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Disruptive Automation Fund		54
Loyalty Class 1		79
Class F		37
Fidelity Disruptive Communications Fund	6
Fidelity Disruptive Communications Fund		29
Loyalty Class 1		53
Class F		91
Fidelity Disruptive Finance Fund		62
Loyalty Class 1		45
Class F		66
Fidelity Disruptive Medicine Fund		42
Loyalty Class 1		53
Class F		79
Fidelity Disruptive Technology Fund	8
Fidelity Disruptive Technology Fund		67
Loyalty Class 1		67
Class F		38

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2022	Year ended May 31, 2022
Fidelity Disruptive Automation Fund
Distributions to shareholders
Fidelity Disruptive Automation Fund	$-	$1,812,440
Loyalty Class 1	-	1,093,147
Loyalty Class 2	-	5,010
Class F	-	1,164,098
Total	$-	$4,074,695
Fidelity Disruptive Communications Fund
Distributions to shareholders
Fidelity Disruptive Communications Fund	$-	$1,427,817
Loyalty Class 1	-	778,546
Loyalty Class 2	-	9,700
Class F	-	2,144,870
Total	$-	$4,360,933
Fidelity Disruptive Finance Fund
Distributions to shareholders
Fidelity Disruptive Finance Fund	$889,399	$736,400
Loyalty Class 1	1,135,724	350,964
Loyalty Class 2	8,741	4,381
Class F	1,445,165	1,097,133
Total	$3,479,029	$2,188,878
Fidelity Disruptive Medicine Fund
Distributions to shareholders
Fidelity Disruptive Medicine Fund	$-	$313,911
Loyalty Class 1	-	95,065
Loyalty Class 2	-	1,584
Class F	-	459,341
Total	$-	$869,901
Fidelity Disruptive Technology Fund
Distributions to shareholders
Fidelity Disruptive Technology Fund	$403,963	$1,574,286
Loyalty Class 1	534,280	619,752
Loyalty Class 2	1,388	3,166
Class F	271,344	662,368
Total	$1,210,975	$2,859,572
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2022	Year ended May 31, 2022	Six months ended November 30, 2022	Year ended May 31, 2022
Fidelity Disruptive Automation Fund
Fidelity Disruptive Automation Fund
Shares sold	353,096	2,752,234	$4,917,711	$51,921,559
Reinvestment of distributions	-	88,636	-	1,722,187
Shares redeemed	(1,475,972)	(6,530,903)	(19,448,505)	(120,981,122)
Net increase (decrease)	(1,122,876)	(3,690,033)	$(14,530,794)	$(67,337,376)
Loyalty Class 1
Shares sold	621,708	4,560,941	$8,590,002	$84,668,905
Reinvestment of distributions	-	51,313	-	1,010,135
Shares redeemed	(536,961)	(931,384)	(7,414,282)	(15,777,057)
Net increase (decrease)	84,747	3,680,870	$1,175,720	$69,901,983
Loyalty Class 2
Shares sold	1,243	-	$17,906	$-
Reinvestment of distributions	-	256	-	5,010
Shares redeemed	(1,243)	-	(18,055)	-
Net increase (decrease)	-	256	$(149)	$5,010
Class F
Shares sold	12,758	331,731	$177,985	$6,114,342
Reinvestment of distributions	-	59,316	-	1,164,098
Shares redeemed	(306,712)	(449,808)	(3,950,063)	(8,048,845)
Net increase (decrease)	(293,954)	(58,761)	$(3,772,078)	$(770,405)
Fidelity Disruptive Communications Fund
Fidelity Disruptive Communications Fund
Shares sold	121,980	778,402	$1,354,525	$13,145,562
Reinvestment of distributions	-	79,255	-	1,353,700
Shares redeemed	(456,476)	(2,348,937)	(4,676,260)	(38,618,424)
Net increase (decrease)	(334,496)	(1,491,280)	$(3,321,735)	$(24,119,162)
Loyalty Class 1
Shares sold	158,070	1,560,001	$1,711,794	$25,719,807
Reinvestment of distributions	-	43,190	-	711,850
Shares redeemed	(198,929)	(557,772)	(2,151,250)	(8,111,660)
Net increase (decrease)	(40,859)	1,045,419	$(439,456)	$18,319,997
Loyalty Class 2
Shares sold	470	-	$5,415	$-
Reinvestment of distributions	-	575	-	9,700
Shares redeemed	(470)	-	(5,514)	-
Net increase (decrease)	-	575	$(99)	$9,700
Class F
Shares sold	16,341	499,239	$177,985	$8,186,239
Reinvestment of distributions	-	127,405	-	2,144,870
Shares redeemed	(388,880)	(450,224)	(3,950,063)	(6,430,638)
Net increase (decrease)	(372,539)	176,420	$(3,772,078)	$3,900,471
Fidelity Disruptive Finance Fund
Fidelity Disruptive Finance Fund
Shares sold	134,509	1,522,405	$1,879,840	$28,354,963
Reinvestment of distributions	64,830	37,862	860,296	699,750
Shares redeemed	(949,935)	(2,995,268)	(12,447,174)	(54,505,311)
Net increase (decrease)	(750,596)	(1,435,001)	$(9,707,038)	$(25,450,598)
Loyalty Class 1
Shares sold	376,964	1,495,157	$5,108,596	$27,284,785
Reinvestment of distributions	75,475	17,088	1,000,037	315,495
Shares redeemed	(239,320)	(292,449)	(3,270,362)	(5,046,813)
Net increase (decrease)	213,119	1,219,796	$2,838,271	$22,553,467
Loyalty Class 2
Shares sold	1,246	-	$17,290	$-
Reinvestment of distributions	656	236	8,741	4,380
Shares redeemed	(1,246)	-	(17,552)	-
Net increase (decrease)	656	236	$8,479	$4,380
Class F
Shares sold	12,872	262,444	$177,985	$4,963,476
Reinvestment of distributions	108,414	59,129	1,445,165	1,097,133
Shares redeemed	(306,857)	(588,999)	(3,950,063)	(10,388,509)
Net increase (decrease)	(185,571)	(267,426)	$(2,326,913)	$(4,327,900)
Fidelity Disruptive Medicine Fund
Fidelity Disruptive Medicine Fund
Shares sold	463,778	1,365,657	$4,942,077	$ 18,194,183
Reinvestment of distributions	-	21,668	-	297,724
Shares redeemed	(933,783)	(2,767,183)	(9,600,561)	(35,824,976)
Net increase (decrease)	(470,005)	(1,379,858)	$(4,658,484)	$(17,333,069)
Loyalty Class 1
Shares sold	350,255	1,803,906	$3,644,176	$23,287,853
Reinvestment of distributions	-	6,145	-	84,377
Shares redeemed	(232,352)	(421,676)	(2,458,794)	(4,950,843)
Net increase (decrease)	117,903	1,388,375	$1,185,382	$18,421,387
Loyalty Class 2
Shares sold	154	-	$1,704	$-
Reinvestment of distributions	-	115	-	1,584
Shares redeemed	(154)	-	(1,720)	-
Net increase (decrease)	-	115	$(16)	$1,584
Class F
Shares sold	16,389	612,276	$177,985	$8,148,906
Reinvestment of distributions	-	33,286	-	459,341
Shares redeemed	(593,241)	(654,892)	(6,115,680)	(7,775,910)
Net increase (decrease)	(576,852)	(9,330)	$(5,937,695)	$832,337
Fidelity Disruptive Technology Fund
Fidelity Disruptive Technology Fund
Shares sold	1,508,821	3,479,218	$ 17,068,799	$ 62,077,719
Reinvestment of distributions	34,545	77,426	392,082	1,510,441
Shares redeemed	(2,693,512)	(7,805,680)	(28,498,128)	(142,978,770)
Net increase (decrease)	(1,150,146)	(4,249,036)	$(11,037,247)	$(79,390,610)
Loyalty Class 1
Shares sold	689,438	5,021,866	$ 7,654,409	$ 92,457,308
Reinvestment of distributions	43,936	28,742	499,555	564,426
Shares redeemed	(523,766)	(1,521,976)	(5,836,719)	(24,013,647)
Net increase (decrease)	209,608	3,528,632	$2,317,245	$69,008,087
Loyalty Class 2
Shares sold	113	-	$1,295	$-
Reinvestment of distributions	121	162	1,388	3,166
Shares redeemed	(113)	-	(1,306)	-
Net increase (decrease)	121	162	$1,377	$3,166
Class F
Shares sold	15,888	592,417	$ 177,985	$ 10,092,143
Reinvestment of distributions	23,554	33,738	271,344	662,368
Shares redeemed	(382,817)	(367,127)	(3,950,063)	(5,857,770)
Net increase (decrease)	(343,375)	259,028	$(3,500,734)	$4,896,741
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	21%
Fidelity Disruptive Communications Fund	53%
Fidelity Disruptive Finance Fund	42%
Fidelity Disruptive Medicine Fund	43%
Fidelity Disruptive Technology Fund	22%
12. Proposed Reorganization.
The Board of Trustees of each Fund approved an Agreement and Plan of Reorganization (the Agreement) to reorganize each Fund (Target Fund) into a newly created exchange traded fund ("ETF"), as noted in the below table. All publicly available share classes of each Target Fund will be consolidated into its corresponding Fidelity Disruptive Fund share class within the expected timeframe between May 1 through May 25, 2023.   The Agreement provides for shareholders of each Target Fund to receive ETF shares equal in value to the number of shares of the Fidelity Disruptive Fund share class they own on the day the reorganization is effective. Each Target Fund will be the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization will be that of the Target Fund (Predecessor Funds). Historical share transactions and per share information for the Predecessor Funds will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization does not require shareholder approval and is expected to become effective on June 9, 2023.   The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the funds or their shareholders.

Current Mutual Funds (Target and Predecessor Funds)	New ETFs
Fidelity Disruptive Automation Fund	Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications Fund	Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance Fund	Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine Fund	Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology Fund	Fidelity Disruptive Technology ETF
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Disruptive Automation Fund
Fidelity® Disruptive Automation Fund	1.00%
Actual		$ 1,000	$ 975.20	$ 4.95
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Loyalty Class 1	.75%
Actual		$ 1,000	$ 975.80	$ 3.71
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Loyalty Class 2	.50%
Actual		$ 1,000	$ 977.30	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class F	-%
Actual		$ 1,000	$ 980.00	$-
Hypothetical- B		$ 1,000	$ 1,025.07	$-
Fidelity® Disruptive Communications Fund
Fidelity® Disruptive Communications Fund	.99%
Actual		$ 1,000	$ 926.90	$ 4.78
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Loyalty Class 1	.75%
Actual		$ 1,000	$ 927.50	$ 3.62
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Loyalty Class 2	.50%
Actual		$ 1,000	$ 928.80	$ 2.42
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class F	-%
Actual		$ 1,000	$ 930.70	$-
Hypothetical- B		$ 1,000	$ 1,025.07	$-
Fidelity® Disruptive Finance Fund
Fidelity® Disruptive Finance Fund	1.00%
Actual		$ 1,000	$ 978.10	$ 4.96
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Loyalty Class 1	.76%
Actual		$ 1,000	$ 979.60	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.26	$ 3.85
Loyalty Class 2	.50%
Actual		$ 1,000	$ 980.70	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class F	-%
Actual		$ 1,000	$ 982.60	$-
Hypothetical- B		$ 1,000	$ 1,025.07	$-
Fidelity® Disruptive Medicine Fund
Fidelity® Disruptive Medicine Fund	1.00%
Actual		$ 1,000	$ 1,124.50	$ 5.33
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Loyalty Class 1	.75%
Actual		$ 1,000	$ 1,126.30	$ 4.00
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Loyalty Class 2	.50%
Actual		$ 1,000	$ 1,127.60	$ 2.67
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class F	-%
Actual		$ 1,000	$ 1,130.80	$-
Hypothetical- B		$ 1,000	$ 1,025.07	$-
Fidelity® Disruptive Technology Fund
Fidelity® Disruptive Technology Fund	.99%
Actual		$ 1,000	$ 931.40	$ 4.79
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Loyalty Class 1	.75%
Actual		$ 1,000	$ 932.40	$ 3.63
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Loyalty Class 2	.50%
Actual		$ 1,000	$ 933.70	$ 2.42
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class F	-%
Actual		$ 1,000	$ 935.70	$-
Hypothetical- B		$ 1,000	$ 1,025.07	$-

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9897373.102
DSS-SANN-0123
Fidelity® Disruptors Fund

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Disruptive Automation Fund Class F	21.5
Fidelity Disruptive Finance Fund Class F	20.7
Fidelity Disruptive Medicine Fund Class F	20.7
Fidelity Disruptive Communications Fund Class F	18.6
Fidelity Disruptive Technology Fund Class F	18.5
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Domestic Equity Funds - 100.0%
	Shares	Value ($)
Fidelity Disruptive Automation Fund Class F (a)	1,478,044	21,771,583
Fidelity Disruptive Communications Fund Class F (a)	1,732,811	18,852,980
Fidelity Disruptive Finance Fund Class F (a)	1,488,089	21,056,455
Fidelity Disruptive Medicine Fund Class F (a)	1,843,022	21,028,885
Fidelity Disruptive Technology Fund Class F (a)	1,692,289	18,733,642
TOTAL DOMESTIC EQUITY FUNDS (Cost $108,731,437)		101,443,545

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $108,731,437)	101,443,545
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,833)
NET ASSETS - 100.0%	101,440,712

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Disruptive Automation Fund Class F	26,633,114	177,985	3,950,063	-	(1,512,794)	423,341	21,771,583
Fidelity Disruptive Communications Fund Class F	24,611,541	177,985	3,950,063	-	(2,252,227)	265,744	18,852,980
Fidelity Disruptive Finance Fund Class F	25,684,493	1,616,232	3,952,322	1,435,988	(794,482)	(1,497,466)	21,056,455
Fidelity Disruptive Medicine Fund Class F	24,416,531	177,984	6,115,680	-	(1,583,188)	4,133,238	21,028,885
Fidelity Disruptive Technology Fund Class F	24,368,348	448,363	3,950,491	269,950	(2,773,789)	641,211	18,733,642
	125,714,027	2,598,549	21,918,619	1,705,938	(8,916,480)	3,966,068	101,443,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	101,443,545	101,443,545	-	-
Total Investments in Securities:	101,443,545	101,443,545	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $108,731,437)	101,443,545
Total Investment in Securities (cost $108,731,437)		$101,443,545
Cash		312
Receivable for investments sold		212,907
Receivable for fund shares sold		161,749
Total assets		101,818,513
Liabilities
Payable for fund shares redeemed	$311,766
Accrued management fee	66,035
Total Liabilities		377,801
Net Assets		$101,440,712
Net Assets consist of:
Paid in capital		$119,876,048
Total accumulated earnings (loss)		(18,435,336)
Net Assets		$101,440,712

Net Asset Value and Maximum Offering Price
Fidelity Disruptors Fund :
Net Asset Value , offering price and redemption price per share ($24,278,966 ÷ 1,921,569 shares)		$12.63
Loyalty Class 1 :
Net Asset Value , offering price and redemption price per share ($77,031,254 ÷ 6,077,755 shares)		$12.67
Loyalty Class 2 :
Net Asset Value , offering price and redemption price per share ($130,492 ÷ 10,242 shares)		$12.74
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$112,722
Expenses
Management fee	$468,396
Independent trustees' fees and expenses	204
Total expenses before reductions	468,600
Expense reductions	(173)
Total expenses after reductions		468,427
Net Investment income (loss)		(355,705)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(8,916,480)
Capital gain distributions from underlying funds:
Affiliated issuers	1,593,216
Total net realized gain (loss)		(7,323,264)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,966,068
Total change in net unrealized appreciation (depreciation)		3,966,068
Net gain (loss)		(3,357,196)
Net increase (decrease) in net assets resulting from operations		$(3,712,901)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(355,705)	$(1,064,141)
Net realized gain (loss)	(7,323,264)	1,032,572
Change in net unrealized appreciation (depreciation)	3,966,068	(41,431,290)
Net increase (decrease) in net assets resulting from operations	(3,712,901)	(41,462,859)
Distributions to shareholders	-	(2,740,280)
Share transactions - net increase (decrease)	(20,556,572)	3,294,782
Total increase (decrease) in net assets	(24,269,473)	(40,908,357)

Net Assets
Beginning of period	125,710,185	166,618,542
End of period	$101,440,712	$125,710,185

Financial Highlights
Fidelity® Disruptors Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.80	$16.89	$11.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.12)	(.12)	(.01)
Net realized and unrealized gain (loss)	(.12)	(3.75)	5.55	1.58
Total from investment operations	(.17)	(3.87)	5.43	1.57
Distributions from net realized gain	-	(.22)	(.11)	-
Total distributions	-	(.22)	(.11)	-
Net asset value, end of period	$12.63	$12.80	$16.89	$11.57
Total Return D,E	(1.33)%	(23.29)%	46.99%	15.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.00% H	1.00%	1.01% I	1.01% H,I
Expenses net of fee waivers, if any	1.00% H	1.00%	1.01% I	1.01% H,I
Expenses net of all reductions	1.00% H	1.00%	1.01% I	1.01% H,I
Net investment income (loss)	(.80)% H	(.69)%	(.77)%	(1.01)% H
Supplemental Data
Net assets, end of period (000 omitted)	$24,279	$48,579	$141,385	$19,310
Portfolio turnover rate J	5% H	22%	3%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptors Fund Loyalty Class 1

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$16.95	$11.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.08)	(.12)	(.01)
Net realized and unrealized gain (loss)	(.13)	(3.75)	5.59	1.59
Total from investment operations	(.16)	(3.83)	5.47	1.58
Distributions from net realized gain	-	(.29)	(.10)	-
Total distributions	-	(.29)	(.10)	-
Net asset value, end of period	$12.67	$12.83	$16.95	$11.58
Total Return D,E	(1.25)%	(23.07)%	47.32%	15.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75% H	.75%	.77% I	.75% H
Expenses net of fee waivers, if any	.75% H	.75%	.77% I	.75% H
Expenses net of all reductions	.75% H	.75%	.77% I	.75% H
Net investment income (loss)	(.55)% H	(.51)%	(.74)%	(.75)% H
Supplemental Data
Net assets, end of period (000 omitted)	$77,031	$76,999	$25,062	$116
Portfolio turnover rate J	5% H	22%	3%	-% K

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity® Disruptors Fund Loyalty Class 2

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$16.97	$11.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.04)	(.04)	(.01)
Net realized and unrealized gain (loss)	(.12)	(3.76)	5.55	1.59
Total from investment operations	(.14)	(3.80)	5.51	1.58
Distributions from net realized gain	-	(.29)	(.12)	-
Total distributions	-	(.29)	(.12)	-
Net asset value, end of period	$12.74	$12.88	$16.97	$11.58
Total Return D,E	(1.09)%	(22.86)%	47.69%	15.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50% H	.50%	.50%	.50% H
Expenses net of fee waivers, if any	.50% H	.50%	.50%	.50% H
Expenses net of all reductions	.50% H	.50%	.50%	.50% H
Net investment income (loss)	(.30)% H	(.22)%	(.26)%	(.50)% H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$132	$171	$116
Portfolio turnover rate I	5% H	22%	3%	-% J

A For the period April 16, 2020 (commencement of operations) through May 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Disruptors Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Fidelity Disruptors Fund, Loyalty Class 1 and Loyalty Class 2 shares. Effective November 30, 2022 the Fund was closed to new accounts with certain exceptions. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. For certain accounts, Fidelity Disruptors Fund shares will automatically convert to Loyalty Class 1 shares after a holding period of one year from the initial date of purchase; and then from Loyalty Class 1 shares to Loyalty Class 2 shares after another holding period of two years.

Effective April 1, 2023, the automatic conversion feature between Loyalty Class 1 and Loyalty Class 2 will be discontinued.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Easter time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,155,964
Gross unrealized depreciation	(12,761,598)
Net unrealized appreciation (depreciation)	$(7,605,634)
Tax cost	$109,049,179

The Fund elected to defer to its next fiscal year approximately $2,717,555 of capital losses recognized during the period November 1,2021 to May 31,2022.

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors Fund	2,598,549	21,918,619

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each Class of the Fund pays a monthly all-inclusive management fee based on an annual percentage of class-level average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses.

Under the expense contract, the investment adviser pays all other class-level operating expenses as necessary, except the compensation of the independent Trustees and certain miscellaneous expenses, such as proxy and shareholder meeting expenses, so that total expenses of Loyalty Class 1 and Loyalty Class 2 do not exceed an annual percentage of class-level average net assets.

For the reporting period, the annual management fee and expense contract rates were as follows:

	Management Fee Annual % of Class-Level Average Net Assets	Expense Contract Annual % of Class-Level Average Net Assets
Fidelity Disruptors Fund	1.00%	N/A
Loyalty Class 1	1.00%	.75%
Loyalty Class 2	1.00%	.50%

Effective April 1, 2023, Fidelity Disruptors Fund shares of the Fund will be added to the expense contract at the rate of .50% of class-level average net assets. In addition, the expense contract rate for Loyalty Class 1 shares of the Fund will be changed to .50% of class-level average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class's expenses as noted in the table below.

Expense reduction
Fidelity Disruptors Fund	$68
Loyalty Class 1	103
$171

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2022	Year ended May 31, 2022
Fidelity Disruptors Fund
Distributions to shareholders
Fidelity Disruptors Fund	$-	$1,248,331
Loyalty Class 1	-	1,488,996
Loyalty Class 2	-	2,953
Total	$-	$2,740,280

8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2022	Year ended May 31, 2022	Six months ended November 30, 2022	Year ended May 31, 2022
Fidelity Disruptors Fund
Fidelity Disruptors Fund
Shares sold	473,143	3,364,718	$5,813,465	$ 57,885,306
Reinvestment of distributions	-	64,582	-	1,155,369
Shares redeemed	(2,345,650)	(8,005,363)	(27,417,055)	(134,859,195)
Net increase (decrease)	(1,872,507)	(4,576,063)	$(21,603,590)	$(75,818,520)
Loyalty Class 1
Shares sold	896,058	5,960,783	$ 11,020,058	$ 101,335,523
Reinvestment of distributions	-	77,695	-	1,391,522
Shares redeemed	(820,847)	(1,514,632)	(9,973,040)	(23,616,696)
Net increase (decrease)	75,211	4,523,846	$1,047,018	$79,110,349
Loyalty Class 2
Reinvestment of distributions	-	164	-	2,953
Net increase (decrease)	-	164	$-	$2,953
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets.

Fund	Fidelity Disruptors Fund
Fidelity Disruptive Automation Fund	21%
Fidelity Disruptive Communications Fund	53%
Fidelity Disruptive Finance Fund	42%
Fidelity Disruptive Medicine Fund	43%
Fidelity Disruptive Technology Fund	22%

10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) to reorganize the Fund (Target Fund) into a newly created exchange traded fund ("ETF"), as noted in the below table.   All publicly available share classes of the Target Fund will be consolidated into the Fidelity Disruptors Fund share class within the expected timeframe between May 1 through May 25, 2023.   The Agreement provides for shareholders of the Target Fund to receive ETF shares equal in value to the number of shares of the Fidelity Disruptors Fund shares they own on the day the reorganization is effective. The Target Fund will be the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization will be that of the Target Fund (Predecessor Fund). Historical share transactions and per share information for the Predecessor Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization does not require shareholder approval and is expected to become effective on June 16, 2023.   The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the fund or its shareholders.

Current Mutual Fund (Target and Predecessor Fund)	New ETF
Fidelity Disruptors Fund	Fidelity Disruptors ETF

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Disruptors Fund
Fidelity® Disruptors Fund	1.00%
Actual		$ 1,000	$ 986.70	$ 4.98
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Loyalty Class 1	.75%
Actual		$ 1,000	$ 987.50	$ 3.74
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Loyalty Class 2	.50%
Actual		$ 1,000	$ 989.10	$ 2.49
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9897406.102
DSL-SANN-0123
Fidelity® Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.3
Danaher Corp.	3.1
Prologis (REIT), Inc.	2.8
Cigna Corp.	2.5
The Travelers Companies, Inc.	2.4
Apple, Inc.	2.4
Bank of America Corp.	2.2
Procter & Gamble Co.	2.2
Merck & Co., Inc.	2.1
The Home Depot, Inc.	2.0
28.0

Market Sectors (% of Fund's net assets)

Information Technology	25.8
Health Care	13.6
Financials	12.4
Consumer Discretionary	12.0
Industrials	10.1
Consumer Staples	5.9
Communication Services	5.5
Materials	4.8
Energy	3.6
Utilities	2.8
Real Estate	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Entertainment - 1.3%
Netflix, Inc. (a)	728	222,426
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	2,727	275,400
Media - 2.5%
Cable One, Inc.	133	96,331
Comcast Corp. Class A	4,504	165,027
Interpublic Group of Companies, Inc.	4,784	164,378
		425,736
TOTAL COMMUNICATION SERVICES		923,562
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Aptiv PLC (a)	1,222	130,351
Automobiles - 0.8%
General Motors Co.	3,161	128,210
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	4,052	168,563
Bright Horizons Family Solutions, Inc. (a)	1,923	142,687
		311,250
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	1,182	195,444
Household Durables - 1.3%
Taylor Morrison Home Corp. (a)	7,407	225,099
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	1,482	143,072
eBay, Inc.	4,299	195,347
		338,419
Specialty Retail - 2.0%
The Home Depot, Inc.	1,051	340,513
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	282	218,840
Tapestry, Inc.	3,367	127,172
		346,012
TOTAL CONSUMER DISCRETIONARY		2,015,298
CONSUMER STAPLES - 5.9%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	3,939	152,321
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	6,882	144,178
Food Products - 1.1%
Darling Ingredients, Inc. (a)	2,569	184,531
Household Products - 2.2%
Procter & Gamble Co.	2,441	364,100
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	637	150,198
TOTAL CONSUMER STAPLES		995,328
ENERGY - 3.6%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	6,836	198,381
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	456	79,964
Denbury, Inc. (a)	1,464	131,409
Valero Energy Corp.	1,448	193,482
		404,855
TOTAL ENERGY		603,236
FINANCIALS - 12.4%
Banks - 3.2%
Bank of America Corp.	9,828	371,990
Huntington Bancshares, Inc.	10,596	164,026
		536,016
Capital Markets - 5.4%
BlackRock, Inc. Class A	272	194,752
Moody's Corp.	633	188,805
Northern Trust Corp.	2,793	260,056
State Street Corp.	3,304	263,230
		906,843
Consumer Finance - 1.4%
American Express Co.	1,479	233,076
Insurance - 2.4%
The Travelers Companies, Inc.	2,174	412,647
TOTAL FINANCIALS		2,088,582
HEALTH CARE - 13.4%
Biotechnology - 1.7%
Vertex Pharmaceuticals, Inc. (a)	906	286,658
Health Care Providers & Services - 2.7%
Cigna Corp.	1,268	417,033
Guardant Health, Inc. (a)	823	43,076
		460,109
Life Sciences Tools & Services - 4.2%
Danaher Corp.	1,883	514,831
ICON PLC (a)	860	185,278
		700,109
Pharmaceuticals - 4.8%
Merck & Co., Inc.	3,188	351,063
Roche Holding AG (participation certificate)	388	126,730
UCB SA	1,851	149,406
Zoetis, Inc. Class A	1,218	187,743
		814,942
TOTAL HEALTH CARE		2,261,818
INDUSTRIALS - 10.1%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	1,121	212,687
Building Products - 1.0%
Johnson Controls International PLC	2,694	178,989
Electrical Equipment - 1.3%
Acuity Brands, Inc.	962	181,135
Generac Holdings, Inc. (a)	381	40,203
		221,338
Machinery - 2.2%
Deere & Co.	510	224,910
Ingersoll Rand, Inc.	2,613	141,024
		365,934
Professional Services - 4.3%
KBR, Inc.	5,650	291,936
Manpower, Inc.	2,423	212,061
Verisk Analytics, Inc.	1,177	216,227
		720,224
TOTAL INDUSTRIALS		1,699,172
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment & Components - 0.6%
Flex Ltd. (a)	4,925	108,252
IT Services - 3.8%
Accenture PLC Class A	1,080	325,004
MasterCard, Inc. Class A	529	188,536
PayPal Holdings, Inc. (a)	1,606	125,926
		639,466
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	1,711	132,825
NVIDIA Corp.	1,865	315,614
NXP Semiconductors NV	1,102	193,776
onsemi (a)	4,361	327,947
SolarEdge Technologies, Inc. (a)	768	229,524
		1,199,686
Software - 11.9%
Adobe, Inc. (a)	484	166,946
Autodesk, Inc. (a)	883	178,322
Intuit, Inc.	633	258,004
Microsoft Corp.	4,132	1,054,236
Salesforce.com, Inc. (a)	2,117	339,249
		1,996,757
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	2,710	401,161
TOTAL INFORMATION TECHNOLOGY		4,345,322
MATERIALS - 4.8%
Chemicals - 2.1%
Eastman Chemical Co.	1,057	91,557
Linde PLC	791	266,156
		357,713
Containers & Packaging - 2.7%
Avery Dennison Corp.	1,521	294,055
Crown Holdings, Inc.	1,986	163,269
		457,324
TOTAL MATERIALS		815,037
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Prologis (REIT), Inc.	3,970	467,626
UTILITIES - 2.8%
Electric Utilities - 2.2%
NextEra Energy, Inc.	2,204	186,679
ORSTED A/S (b)	2,077	181,863
		368,542
Water Utilities - 0.6%
American Water Works Co., Inc.	659	100,010
TOTAL UTILITIES		468,552
TOTAL COMMON STOCKS (Cost $17,491,781)		16,683,533

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (c)(d) (Cost $32,287)	37	31,780

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $82,537)	82,521	82,537

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $17,606,605)	16,797,850
NET OTHER ASSETS (LIABILITIES) - 0.2%	31,099
NET ASSETS - 100.0%	16,828,949

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,863 or 1.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,780 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	109,161	2,782,284	2,808,908	1,401	-	-	82,537	0.0%
Total	109,161	2,782,284	2,808,908	1,401	-	-	82,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	923,562	923,562	-	-
Consumer Discretionary	2,015,298	1,796,458	218,840	-
Consumer Staples	995,328	995,328	-	-
Energy	603,236	603,236	-	-
Financials	2,088,582	2,088,582	-	-
Health Care	2,293,598	1,985,682	276,136	31,780
Industrials	1,699,172	1,699,172	-	-
Information Technology	4,345,322	4,345,322	-	-
Materials	815,037	815,037	-	-
Real Estate	467,626	467,626	-	-
Utilities	468,552	286,689	181,863	-

Money Market Funds	82,537	82,537	-	-
Total Investments in Securities:	16,797,850	16,089,231	676,839	31,780
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,524,068)	$16,715,313
Fidelity Central Funds (cost $82,537)	82,537

Total Investment in Securities (cost $17,606,605)		$16,797,850
Cash		1
Foreign currency held at value (cost $1)		1
Receivable for investments sold		340,754
Receivable for fund shares sold		1,024
Dividends receivable		62,676
Distributions receivable from Fidelity Central Funds		372
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,234
Total assets		17,205,933
Liabilities
Payable for investments purchased	$339,236
Payable for fund shares redeemed	114
Accrued management fee	7,072
Distribution and service plan fees payable	512
Other affiliated payables	3,706
Audit fee payable	23,840
Other payables and accrued expenses	2,504
Total Liabilities		376,984
Net Assets		$16,828,949
Net Assets consist of:
Paid in capital		$18,637,616
Total accumulated earnings (loss)		(1,808,667)
Net Assets		$16,828,949

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($648,078 ÷ 68,566 shares) (a)		$9.45
Maximum offering price per share (100/94.25 of $9.45)		$10.03
Class M :
Net Asset Value and redemption price per share ($334,324 ÷ 35,452 shares) (a)		$9.43
Maximum offering price per share (100/96.50 of $9.43)		$9.77
Class C :
Net Asset Value and offering price per share ($314,075 ÷ 33,501 shares) (a)		$9.38
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value , offering price and redemption price per share ($15,301,964 ÷ 1,615,960 shares)		$9.47
Class I :
Net Asset Value , offering price and redemption price per share ($116,967 ÷ 12,353 shares)		$9.47
Class Z :
Net Asset Value , offering price and redemption price per share ($113,541 ÷ 11,966 shares)		$9.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$107,833
Special dividends		43,915
Income from Fidelity Central Funds		1,401
Total Income		153,149
Expenses
Management fee
Basic fee	$41,310
Performance adjustment	(448)
Transfer agent fees	19,811
Distribution and service plan fees	2,900
Accounting fees and expenses	2,771
Custodian fees and expenses	3,689
Independent trustees' fees and expenses	27
Registration fees	31,997
Audit	22,220
Legal	5
Miscellaneous	29
Total expenses before reductions	124,311
Expense reductions	(51,326)
Total expenses after reductions		72,985
Net Investment income (loss)		80,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(600,239)
Foreign currency transactions	(171)
Total net realized gain (loss)		(600,410)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	637,347
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		637,335
Net gain (loss)		36,925
Net increase (decrease) in net assets resulting from operations		$117,089
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period June 15, 2021 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,164	$22,250
Net realized gain (loss)	(600,410)	(425,572)
Change in net unrealized appreciation (depreciation)	637,335	(1,446,167)
Net increase (decrease) in net assets resulting from operations	117,089	(1,849,489)
Distributions to shareholders	(12,698)	(58,306)
Share transactions - net increase (decrease)	661,790	17,970,563
Total increase (decrease) in net assets	766,181	16,062,768

Net Assets
Beginning of period	16,062,768	-
End of period	$16,828,949	$16,062,768

Financial Highlights
Fidelity Sustainable U.S. Equity Fund Class A

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04 D	- E
Net realized and unrealized gain (loss)	.03	(.58)
Total from investment operations	.07	(.58)
Distributions from net realized gain	-	(.04)
Total distributions	-	(.04)
Net asset value, end of period	$9.45	$9.38
Total Return F,G,H	.75%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.80% K	3.52% K
Expenses net of fee waivers, if any	1.15% K	1.14% K
Expenses net of all reductions	1.15% K	1.14% K
Net investment income (loss)	.53% D,K	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$648	$633
Portfolio turnover rate M	54% K	55% K

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .25%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount represents less than .005%.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Sustainable U.S. Equity Fund Class M

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02 D	(.02)
Net realized and unrealized gain (loss)	.04	(.59)
Total from investment operations	.06	(.61)
Distributions from net realized gain	-	(.02)
Total distributions	-	(.02)
Net asset value, end of period	$9.43	$9.37
Total Return E,F,G	.64%	(6.10)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.03% J	4.05% J
Expenses net of fee waivers, if any	1.40% J	1.39% J
Expenses net of all reductions	1.39% J	1.39% J
Net investment income (loss)	.28% D,J	(.26)% J
Supplemental Data
Net assets, end of period (000 omitted)	$334	$258
Portfolio turnover rate K	54% J	55% J

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been less than .005%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Sustainable U.S. Equity Fund Class C

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D,E	(.07)
Net realized and unrealized gain (loss)	.04	(.58)
Total from investment operations	.04	(.65)
Distributions from net realized gain	-	(.01)
Total distributions	-	(.01)
Net asset value, end of period	$9.38	$9.34
Total Return F,G,H	.43%	(6.53)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	2.54% K	4.65% K
Expenses net of fee waivers, if any	1.89% K	1.89% K
Expenses net of all reductions	1.89% K	1.89% K
Net investment income (loss)	(.22)% E,K	(.75)% K
Supplemental Data
Net assets, end of period (000 omitted)	$314	$273
Portfolio turnover rate L	54% K	55% K

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.50)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05 D	.02
Net realized and unrealized gain (loss)	.03	(.57)
Total from investment operations	.08	(.55)
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.04)
Total distributions	(.01)	(.05)
Net asset value, end of period	$9.47	$9.40
Total Return E,F	.84%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.55% I	3.21% I
Expenses net of fee waivers, if any	.90% I	.89% I
Expenses net of all reductions	.90% I	.89% I
Net investment income (loss)	.78% D,I	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,302	$14,669
Portfolio turnover rate J	54% I	55% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .50%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Sustainable U.S. Equity Fund Class I

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05 D	.02
Net realized and unrealized gain (loss)	.03	(.57)
Total from investment operations	.08	(.55)
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.04)
Total distributions	(.01)	(.05)
Net asset value, end of period	$9.47	$9.40
Total Return E,F	.84%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.43% I	3.76% I
Expenses net of fee waivers, if any	.90% I	.90% I
Expenses net of all reductions	.90% I	.90% I
Net investment income (loss)	.78% D,I	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$116
Portfolio turnover rate J	54% I	55% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .50%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Sustainable U.S. Equity Fund Class Z

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05 D	.04
Net realized and unrealized gain (loss)	.04	(.58)
Total from investment operations	.09	(.54)
Distributions from net investment income	(.01)	(.01)
Distributions from net realized gain	-	(.04)
Total distributions	(.01)	(.05)
Net asset value, end of period	$9.49	$9.41
Total Return E,F	.94%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.35% I	3.72% I
Expenses net of fee waivers, if any	.75% I	.75% I
Expenses net of all reductions	.75% I	.75% I
Net investment income (loss)	.93% D,I	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$113
Portfolio turnover rate J	54% I	55% I

A For the period June 15, 2021 (commencement of operations) through May 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .65%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,260,088
Gross unrealized depreciation	(2,403,735)
Net unrealized appreciation (depreciation)	$(1,143,647)
Tax cost	$17,941,497

The Fund elected to defer to its next fiscal year $312,835 of capital losses recognized during the period November 1, 2021 to May 31, 2022.

Due to large subscriptions in the prior period, Fidelity Sustainability U.S. Equity Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	5,023,338	4,208,857
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Sustainable U.S. Equity Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment took effect in June 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$767	$2,424
Class M	.25%	.25%	738	357
Class C	.75%	.25%	1,395	1,016
			$2,900	$3,797

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$125
Class M	24
$149

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$777.25
Class M	357.24
Class C	352.25
Fidelity Sustainable U.S. Equity Fund	18,235.26
Class I	68.12
Class Z	22.04
	$19,811

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable U.S. Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable U.S. Equity Fund	$52

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable U.S. Equity Fund	28,411	70,200	(8,054)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Sustainable U.S. Equity Fund	$14

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2023. Some expenses, for example   the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$2,009
Class M	1.40%	934
Class C	1.90%	894
Fidelity Sustainable U.S. Equity Fund	.90%	46,548
Class I	.90%	291
Class Z	.75%	320
		$50,996

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $55.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $275.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2022	Year ended May 31, 2022 A
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$-	$1,154
Class M	-	328
Class C	-	138
Fidelity Sustainable U.S. Equity Fund	12,503	55,616
Class I	99	590
Class Z	96	480
Total	$12,698	$58,306

A   For the period June 15, 2021 (commencement of operations) through May 31, 2022.

Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2022	Year ended May 31, 2022	Six months ended November 30, 2022	Year ended May 31, 2022 A
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	3,912	73,664	$34,670	$763,410
Reinvestment of distributions	-	108	-	1,154
Shares redeemed	(2,851)	(6,267)	(25,002)	(60,042)
Net increase (decrease)	1,061	67,505	$9,668	$704,522
Class M
Shares sold	7,948	27,530	$70,790	$285,645
Reinvestment of distributions	-	31	-	328
Shares redeemed	(57)	-	(530)	-
Net increase (decrease)	7,891	27,561	$70,260	$285,973
Class C
Shares sold	4,457	30,322	$39,910	$306,710
Reinvestment of distributions	-	13	-	138
Shares redeemed	(181)	(1,110)	(1,555)	(10,221)
Net increase (decrease)	4,276	29,225	$38,355	$296,627
Fidelity Sustainable U.S. Equity Fund
Shares sold	359,646	2,019,003	$3,224,805	$21,143,713
Reinvestment of distributions	1,276	4,747	11,304	50,883
Shares redeemed	(305,770)	(462,942)	(2,692,326)	(4,758,254)
Net increase (decrease)	55,152	1,560,808	$543,783	$16,436,342
Class I
Shares sold	-	12,287	$-	$125,000
Reinvestment of distributions	11	55	99	590
Net increase (decrease)	11	12,342	$99	$125,590
Class Z
Shares sold	-	11,964	$-	$121,029
Reinvestment of distributions	11	45	96	480
Shares redeemed	(54)	-	(471)	-
Net increase (decrease)	(43)	12,009	$(375)	$121,509

A   For the period June 15, 2021 (commencement of operations) through May 31, 2022.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022
Fidelity® Sustainable U.S. Equity Fund
Class A	1.15%
Actual		$ 1,000	$ 1,007.50	$ 5.79
Hypothetical- B		$ 1,000	$ 1,019.30	$ 5.82
Class M	1.40%
Actual		$ 1,000	$ 1,006.40	$ 7.04
Hypothetical- B		$ 1,000	$ 1,018.05	$ 7.08
Class C	1.89%
Actual		$ 1,000	$ 1,004.30	$ 9.50
Hypothetical- B		$ 1,000	$ 1,015.59	$ 9.55
Fidelity® Sustainable U.S. Equity Fund	.90%
Actual		$ 1,000	$ 1,008.40	$ 4.53
Hypothetical- B		$ 1,000	$ 1,020.56	$ 4.56
Class I	.90%
Actual		$ 1,000	$ 1,008.40	$ 4.53
Hypothetical- B		$ 1,000	$ 1,020.56	$ 4.56
Class Z	.75%
Actual		$ 1,000	$ 1,009.40	$ 3.78
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9901905.101
SUS-SANN-0123
Fidelity SAI Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.3
Danaher Corp.	3.1
Prologis (REIT), Inc.	2.8
Cigna Corp.	2.5
The Travelers Companies, Inc.	2.4
Apple, Inc.	2.4
Bank of America Corp.	2.2
Procter & Gamble Co.	2.2
Merck & Co., Inc.	2.1
The Home Depot, Inc.	2.0
28.0

Market Sectors (% of Fund's net assets)

Information Technology	25.9
Health Care	13.4
Financials	12.4
Consumer Discretionary	12.0
Industrials	10.1
Consumer Staples	5.9
Communication Services	5.5
Materials	4.9
Energy	3.6
Real Estate	2.8
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.1%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Entertainment - 1.3%
Netflix, Inc. (a)	140	42,774
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	523	52,818
Media - 2.6%
Cable One, Inc.	26	18,832
Comcast Corp. Class A	864	31,657
Interpublic Group of Companies, Inc.	918	31,542
		82,031
TOTAL COMMUNICATION SERVICES		177,623
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Aptiv PLC (a)	235	25,067
Automobiles - 0.8%
General Motors Co.	606	24,579
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	777	32,323
Bright Horizons Family Solutions, Inc. (a)	369	27,380
		59,703
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	227	37,534
Household Durables - 1.3%
Taylor Morrison Home Corp. (a)	1,421	43,184
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	284	27,417
eBay, Inc.	825	37,488
		64,905
Specialty Retail - 2.0%
The Home Depot, Inc.	202	65,446
Textiles, Apparel & Luxury Goods - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	53	41,130
Tapestry, Inc.	646	24,399
		65,529
TOTAL CONSUMER DISCRETIONARY		385,947
CONSUMER STAPLES - 5.9%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	756	29,235
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	1,320	27,654
Food Products - 1.1%
Darling Ingredients, Inc. (a)	493	35,412
Household Products - 2.2%
Procter & Gamble Co.	468	69,807
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	122	28,766
TOTAL CONSUMER STAPLES		190,874
ENERGY - 3.6%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	1,311	38,045
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	87	15,256
Denbury, Inc. (a)	281	25,223
Valero Energy Corp.	278	37,146
		77,625
TOTAL ENERGY		115,670
FINANCIALS - 12.4%
Banks - 3.2%
Bank of America Corp.	1,885	71,347
Huntington Bancshares, Inc.	2,033	31,471
		102,818
Capital Markets - 5.4%
BlackRock, Inc. Class A	52	37,232
Moody's Corp.	121	36,091
Northern Trust Corp.	536	49,907
State Street Corp.	634	50,511
		173,741
Consumer Finance - 1.4%
American Express Co.	284	44,756
Insurance - 2.4%
The Travelers Companies, Inc.	417	79,151
TOTAL FINANCIALS		400,466
HEALTH CARE - 13.4%
Biotechnology - 1.7%
Vertex Pharmaceuticals, Inc. (a)	174	55,054
Health Care Providers & Services - 2.7%
Cigna Corp.	243	79,920
Guardant Health, Inc. (a)	132	6,909
		86,829
Life Sciences Tools & Services - 4.2%
Danaher Corp.	361	98,701
ICON PLC (a)	165	35,548
		134,249
Pharmaceuticals - 4.8%
Merck & Co., Inc.	612	67,393
Roche Holding AG (participation certificate)	72	23,517
UCB SA	347	28,009
Zoetis, Inc. Class A	234	36,069
		154,988
TOTAL HEALTH CARE		431,120
INDUSTRIALS - 10.1%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	215	40,792
Building Products - 1.0%
Johnson Controls International PLC	517	34,349
Electrical Equipment - 1.3%
Acuity Brands, Inc.	185	34,834
Generac Holdings, Inc. (a)	73	7,703
		42,537
Machinery - 2.2%
Deere & Co.	98	43,218
Ingersoll Rand, Inc.	501	27,039
		70,257
Professional Services - 4.3%
KBR, Inc.	1,084	56,010
Manpower, Inc.	465	40,697
Verisk Analytics, Inc.	226	41,518
		138,225
TOTAL INDUSTRIALS		326,160
INFORMATION TECHNOLOGY - 25.9%
Electronic Equipment & Components - 0.6%
Flex Ltd. (a)	945	20,771
IT Services - 3.8%
Accenture PLC Class A	207	62,293
MasterCard, Inc. Class A	101	35,996
PayPal Holdings, Inc. (a)	308	24,150
		122,439
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	328	25,463
NVIDIA Corp.	358	60,584
NXP Semiconductors NV	211	37,102
onsemi (a)	837	62,942
SolarEdge Technologies, Inc. (a)	147	43,932
		230,023
Software - 11.9%
Adobe, Inc. (a)	93	32,078
Autodesk, Inc. (a)	169	34,130
Intuit, Inc.	121	49,318
Microsoft Corp.	793	202,328
Salesforce.com, Inc. (a)	406	65,062
		382,916
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	520	76,976
TOTAL INFORMATION TECHNOLOGY		833,125
MATERIALS - 4.9%
Chemicals - 2.2%
Eastman Chemical Co.	203	17,584
Linde PLC	152	51,145
		68,729
Containers & Packaging - 2.7%
Avery Dennison Corp.	292	56,452
Crown Holdings, Inc.	381	31,322
		87,774
TOTAL MATERIALS		156,503
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Prologis (REIT), Inc.	762	89,756
UTILITIES - 2.8%
Electric Utilities - 2.2%
NextEra Energy, Inc.	423	35,828
ORSTED A/S (b)	389	34,061
		69,889
Water Utilities - 0.6%
American Water Works Co., Inc.	126	19,122
TOTAL UTILITIES		89,011
TOTAL COMMON STOCKS (Cost $3,055,345)		3,196,255

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $3,055,345)	3,196,255
NET OTHER ASSETS (LIABILITIES) - 0.7%	21,504
NET ASSETS - 100.0%	3,217,759

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,061 or 1.1% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	4,355	1,176,419	1,180,774	360	-	-	-	0.0%
Total	4,355	1,176,419	1,180,774	360	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	177,623	177,623	-	-
Consumer Discretionary	385,947	344,817	41,130	-
Consumer Staples	190,874	190,874	-	-
Energy	115,670	115,670	-	-
Financials	400,466	400,466	-	-
Health Care	431,120	379,594	51,526	-
Industrials	326,160	326,160	-	-
Information Technology	833,125	833,125	-	-
Materials	156,503	156,503	-	-
Real Estate	89,756	89,756	-	-
Utilities	89,011	54,950	34,061	-
Total Investments in Securities:	3,196,255	3,069,538	126,717	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,055,345):		$3,196,255
Receivable for investments sold		65,040
Receivable for fund shares sold		86,523
Dividends receivable		9,714
Distributions receivable from Fidelity Central Funds		131
Prepaid expenses		8,658
Receivable from investment adviser for expense reductions		6,372
Total assets		3,372,693
Liabilities
Payable to custodian bank	$59
Payable for investments purchased	127,361
Payable for fund shares redeemed	3,549
Accrued management fee	1,227
Audit fee payable	18,730
Other payables and accrued expenses	4,008
Total Liabilities		154,934
Net Assets		$3,217,759
Net Assets consist of:
Paid in capital		$3,103,042
Total accumulated earnings (loss)		114,717
Net Assets		$3,217,759
Net Asset Value , offering price and redemption price per share ($3,217,759 ÷ 345,500 shares)		$9.31

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$10,377
Special dividends		6,590
Income from Fidelity Central Funds		360
Total Income		17,327
Expenses
Management fee	$4,045
Custodian fees and expenses	6,329
Independent trustees' fees and expenses	2
Registration fees	16,035
Audit	13,989
Miscellaneous	30
Total expenses before reductions	40,430
Expense reductions	(35,890)
Total expenses after reductions		4,540
Net Investment income (loss)		12,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(32,022)
Foreign currency transactions	27
Total net realized gain (loss)		(31,995)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	210,102
Assets and liabilities in foreign currencies	137
Total change in net unrealized appreciation (depreciation)		210,239
Net gain (loss)		178,244
Net increase (decrease) in net assets resulting from operations		$191,031
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period April 14, 2022 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,787	$848
Net realized gain (loss)	(31,995)	(7,001)
Change in net unrealized appreciation (depreciation)	210,239	(69,192)
Net increase (decrease) in net assets resulting from operations	191,031	(75,345)
Distributions to shareholders	(969)	-
Share transactions
Proceeds from sales of shares	2,164,052	1,003,695
Reinvestment of distributions	964	-
Cost of shares redeemed	(65,059)	(610)
Net increase (decrease) in net assets resulting from share transactions	2,099,957	1,003,085
Total increase (decrease) in net assets	2,290,019	927,740

Net Assets
Beginning of period	927,740	-
End of period	$3,217,759	$927,740

Other Information
Shares
Sold	252,472	100,392
Issued in reinvestment of distributions	111	-
Redeemed	(7,414)	(61)
Net increase (decrease)	245,169	100,331

Financial Highlights
Fidelity SAI Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07 D	.01
Net realized and unrealized gain (loss)	- E	(.76)
Total from investment operations	.07	(.75)
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$9.31	$9.25
Total Return F,G	.75%	(7.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	5.27% J	7.28% J,K
Expenses net of fee waivers, if any	.59% J	.60% J,K
Expenses net of all reductions	.59% J	.60% J,K
Net investment income (loss)	1.24% D,J	.73% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$3,218	$928
Portfolio turnover rate L	59% J	2% M

A For the period April 14, 2022 (commencement of operations) through May 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .81%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$250,593
Gross unrealized depreciation	(128,844)
Net unrealized appreciation (depreciation)	$121,749
Tax cost	$3,074,506

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,255)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	2,561,014	475,247
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable U.S. Equity Fund	$18

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable U.S. Equity Fund	23,862	8,186	72
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $35,860.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable U.S. Equity Fund	30%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity SAI Sustainable U.S. Equity Fund	.59%
Actual		$ 1,000	$ 1,007.50	$ 2.97
Hypothetical- B		$ 1,000	$ 1,022.11	$ 2.99

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9904863.100
EFS-SANN-0123
Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Semi-Annual Report
November 30, 2022

Contents

Fidelity® Agricultural Productivity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Water Sustainability Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Agricultural Productivity Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Deere & Co.	21.7
Corteva, Inc.	9.9
Nutrien Ltd.	8.8
Archer Daniels Midland Co.	8.6
CNH Industrial NV	4.6
CF Industries Holdings, Inc.	4.4
The Mosaic Co.	4.0
FMC Corp.	4.0
Lamb Weston Holdings, Inc.	3.5
Bunge Ltd.	3.4
72.9

Market Sectors (% of Fund's net assets)

Materials	39.4
Industrials	32.6
Consumer Staples	25.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 27.8%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Agricultural Productivity Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
CONSUMER STAPLES - 25.3%
Food Products - 25.3%
Adecoagro SA	58,431	482,640
Archer Daniels Midland Co.	131,939	12,864,053
Bunge Ltd.	48,272	5,060,836
Darling Ingredients, Inc. (a)	47,531	3,414,152
First Resources Ltd.	691,400	826,221
Ingredion, Inc.	46,853	4,590,188
Lamb Weston Holdings, Inc.	60,420	5,250,498
Origin Enterprises PLC	180,421	736,896
Sakata Seed Corp.	61,543	2,106,428
The Simply Good Foods Co. (a)	65,735	2,622,827
		37,954,739
INDUSTRIALS - 32.6%
Machinery - 32.6%
AGCO Corp.	33,829	4,489,785
CNH Industrial NV	432,475	6,970,137
Deere & Co.	73,709	32,505,668
Toro Co.	44,590	4,949,044
		48,914,634
MATERIALS - 37.1%
Chemicals - 37.1%
CF Industries Holdings, Inc.	61,006	6,600,239
Corteva, Inc.	221,069	14,846,994
Fertiglobe PLC	580,947	729,130
FMC Corp.	45,969	6,005,390
K+S AG	66,292	1,463,237
Nufarm Ltd.	369,289	1,528,129
Nutrien Ltd. (b)	164,146	13,192,450
OCI NV	81,703	3,458,816
Sabic Agriculture-Nutrients Co.	49,866	1,912,796
The Mosaic Co.	117,564	6,031,033
		55,768,214
TOTAL COMMON STOCKS (Cost $117,118,966)		142,637,587

Nonconvertible Preferred Stocks - 2.3%
	Shares	Value ($)
MATERIALS - 2.3%
Chemicals - 2.3%
Sociedad Quimica y Minera de Chile SA (PN-B) (Cost $2,474,085)	34,501	3,424,917

Money Market Funds - 9.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	6,061,034	6,062,246
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	8,633,537	8,634,400
TOTAL MONEY MARKET FUNDS (Cost $14,696,646)		14,696,646

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $134,289,697)	160,759,150
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(10,596,307)
NET ASSETS - 100.0%	150,162,843

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	2,644,690	45,719,438	42,301,882	39,142	-	-	6,062,246	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	117,300	42,334,458	33,817,358	4,804	-	-	8,634,400	0.0%
Total	2,761,990	88,053,896	76,119,240	43,946	-	-	14,696,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	37,954,739	34,285,194	3,669,545	-
Industrials	48,914,634	41,944,497	6,970,137	-
Materials	59,193,131	52,742,949	6,450,182	-

Money Market Funds	14,696,646	14,696,646	-	-
Total Investments in Securities:	160,759,150	143,669,286	17,089,864	-
Fidelity® Agricultural Productivity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,006,376) - See accompanying schedule:
Unaffiliated issuers (cost $119,593,051)	$146,062,504
Fidelity Central Funds (cost $14,696,646)	14,696,646

Total Investment in Securities (cost $134,289,697)		$160,759,150
Foreign currency held at value (cost $20)		20
Receivable for fund shares sold		349,116
Dividends receivable		177,535
Distributions receivable from Fidelity Central Funds		13,973
Prepaid expenses		152
Receivable from investment adviser for expense reductions		5,122
Total assets		161,305,068
Liabilities
Payable for investments purchased	$2,307,774
Payable for fund shares redeemed	60,743
Accrued management fee	79,054
Other affiliated payables	32,868
Other payables and accrued expenses	27,386
Collateral on securities loaned	8,634,400
Total Liabilities		11,142,225
Net Assets		$150,162,843
Net Assets consist of:
Paid in capital		$138,944,964
Total accumulated earnings (loss)		11,217,879
Net Assets		$150,162,843
Net Asset Value , offering price and redemption price per share ($150,162,843 ÷ 6,670,329 shares)		$22.51

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$1,489,151
Income from Fidelity Central Funds (including $4,804 from security lending)		43,946
Total Income		1,533,097
Expenses
Management fee	$436,314
Transfer agent fees	160,910
Accounting fees	32,051
Custodian fees and expenses	11,034
Independent trustees' fees and expenses	233
Registration fees	15,661
Audit	19,988
Legal	52
Miscellaneous	326
Total expenses before reductions	676,569
Expense reductions	(67,793)
Total expenses after reductions		608,776
Net Investment income (loss)		924,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,690,654)
Foreign currency transactions	(23,220)
Total net realized gain (loss)		(12,713,874)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,646,476
Assets and liabilities in foreign currencies	1,954
Total change in net unrealized appreciation (depreciation)		11,648,430
Net gain (loss)		(1,065,444)
Net increase (decrease) in net assets resulting from operations		$(141,123)
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$924,321	$607,733
Net realized gain (loss)	(12,713,874)	(3,423,365)
Change in net unrealized appreciation (depreciation)	11,648,430	7,152,170
Net increase (decrease) in net assets resulting from operations	(141,123)	4,336,538
Distributions to shareholders	(394,144)	(407,469)
Share transactions
Proceeds from sales of shares	62,149,303	173,532,384
Reinvestment of distributions	364,083	359,937
Cost of shares redeemed	(78,360,520)	(74,170,058)
Net increase (decrease) in net assets resulting from share transactions	(15,847,134)	99,722,263
Total increase (decrease) in net assets	(16,382,401)	103,651,332

Net Assets
Beginning of period	166,545,244	62,893,912
End of period	$150,162,843	$166,545,244

Other Information
Shares
Sold	3,025,981	8,214,591
Issued in reinvestment of distributions	20,115	19,892
Redeemed	(4,083,264)	(3,856,315)
Net increase (decrease)	(1,037,168)	4,378,168

Financial Highlights
Fidelity® Agricultural Productivity Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$21.61	$18.89	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.16 D	.13 E	.03
Net realized and unrealized gain (loss)	.81 F	2.69	7.92	.88
Total from investment operations	.96	2.85	8.05	.91
Distributions from net investment income	(.06)	(.09)	(.07)	-
Distributions from net realized gain	-	(.04)	- G	-
Total distributions	(.06)	(.13)	(.07)	-
Net asset value, end of period	$22.51	$21.61	$18.89	$10.91
Total Return H,I	4.53%	15.24%	74.02%	9.10%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.05% L	1.15%	1.59%	7.25% L,M
Expenses net of fee waivers, if any	.95% L	.99%	1.00%	.97% L,M,N
Expenses net of all reductions	.95% L	.99%	.98%	.97% L,M,N
Net investment income (loss)	1.44% L	.81% D	.80% E	2.42% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$150,163	$166,545	$62,894	$3,390
Portfolio turnover rate O	48% L	50%	19%	4% P

A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Audit fees are not annualized.

N The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

P Amount not annualized.

Fidelity® Water Sustainability Fund
Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Roper Technologies, Inc.	14.3
American Water Works Co., Inc.	9.5
Teledyne Technologies, Inc.	9.4
Tetra Tech, Inc.	8.7
Xylem, Inc.	7.6
IDEX Corp.	5.0
Danaher Corp.	4.9
Severn Trent PLC	4.8
Evoqua Water Technologies Corp.	4.8
Ingersoll Rand, Inc.	4.6
73.6

Market Sectors (% of Fund's net assets)

Industrials	40.8
Utilities	27.1
Information Technology	25.8
Health Care	4.9
Energy	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 11.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® Water Sustainability Fund
Schedule of Investments November 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Select Energy Services, Inc. Class A	43,693	357,846
HEALTH CARE - 4.9%
Life Sciences Tools & Services - 4.9%
Danaher Corp.	16,129	4,409,830
INDUSTRIALS - 40.8%
Building Products - 3.7%
Advanced Drain Systems, Inc.	33,829	3,290,209
Commercial Services & Supplies - 8.7%
Tetra Tech, Inc.	50,812	7,855,027
Machinery - 28.4%
Crane Holdings Co.	15,458	1,637,621
Energy Recovery, Inc. (a)	4,805	111,380
Evoqua Water Technologies Corp. (a)	98,147	4,268,413
Georg Fischer AG (Reg.)	26,857	1,638,287
IDEX Corp.	18,758	4,454,837
Ingersoll Rand, Inc.	76,526	4,130,108
Mueller Water Products, Inc. Class A	47,475	553,559
Organo Corp.	8,888	184,384
Watts Water Technologies, Inc. Class A	10,905	1,727,897
Xylem, Inc.	61,215	6,877,505
		25,583,991
TOTAL INDUSTRIALS		36,729,227
INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment & Components - 11.5%
Badger Meter, Inc.	16,388	1,898,058
Teledyne Technologies, Inc. (a)	20,093	8,441,069
		10,339,127
Software - 14.3%
Roper Technologies, Inc.	29,397	12,902,047
TOTAL INFORMATION TECHNOLOGY		23,241,174
UTILITIES - 26.4%
Multi-Utilities - 3.8%
Veolia Environnement SA	133,837	3,463,952
Water Utilities - 22.6%
American States Water Co.	38,405	3,763,306
American Water Works Co., Inc.	56,664	8,599,329
Essential Utilities, Inc.	22,772	1,098,521
Middlesex Water Co.	26,910	2,514,740
Severn Trent PLC	131,214	4,318,547
York Water Co.	1,914	87,451
		20,381,894
TOTAL UTILITIES		23,845,846
TOTAL COMMON STOCKS (Cost $84,436,616)		88,583,923

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
UTILITIES - 0.7%
Water Utilities - 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (Cost $425,639)	52,301	604,077

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (b) (Cost $470,098)	470,004	470,098

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $85,332,353)	89,658,098
NET OTHER ASSETS (LIABILITIES) - 0.5%	426,007
NET ASSETS - 100.0%	90,084,105

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	76,712	12,538,082	12,144,696	12,389	-	-	470,098	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	3,878,522	5,693,772	9,572,294	4,053	-	-	-	0.0%
Total	3,955,234	18,231,854	21,716,990	16,442	-	-	470,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	357,846	357,846	-	-
Health Care	4,409,830	4,409,830	-	-
Industrials	36,729,227	34,906,556	1,822,671	-
Information Technology	23,241,174	23,241,174	-	-
Utilities	24,449,923	16,667,424	7,782,499	-

Money Market Funds	470,098	470,098	-	-
Total Investments in Securities:	89,658,098	80,052,928	9,605,170	-
Fidelity® Water Sustainability Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $84,862,255)	$89,188,000
Fidelity Central Funds (cost $470,098)	470,098

Total Investment in Securities (cost $85,332,353)		$89,658,098
Cash		1
Receivable for investments sold		441,245
Receivable for fund shares sold		63,535
Dividends receivable		129,874
Distributions receivable from Fidelity Central Funds		1,937
Prepaid expenses		121
Receivable from investment adviser for expense reductions		8,804
Total assets		90,303,615
Liabilities
Payable to custodian bank	404
Payable for fund shares redeemed	117,173
Accrued management fee	49,368
Transfer agent fee payable	18,126
Other affiliated payables	3,625
Audit fee payable	25,870
Other payables and accrued expenses	4,944
Total Liabilities		219,510
Net Assets		$90,084,105
Net Assets consist of:
Paid in capital		$93,233,483
Total accumulated earnings (loss)		(3,149,378)
Net Assets		$90,084,105
Net Asset Value , offering price and redemption price per share ($90,084,105 ÷ 6,364,891 shares)		$14.15

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$561,900
Income from Fidelity Central Funds (including $4,053 from security lending)		16,442
Total Income		578,342
Expenses
Management fee	$303,466
Transfer agent fees	113,290
Accounting fees	22,296
Custodian fees and expenses	6,250
Independent trustees' fees and expenses	158
Registration fees	6,697
Audit	23,622
Legal	34
Miscellaneous	266
Total expenses before reductions	476,079
Expense reductions	(51,742)
Total expenses after reductions		424,337
Net Investment income (loss)		154,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,175,958)
Foreign currency transactions	(4,688)
Total net realized gain (loss)		(4,180,646)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,851,904
Assets and liabilities in foreign currencies	264
Total change in net unrealized appreciation (depreciation)		6,852,168
Net gain (loss)		2,671,522
Net increase (decrease) in net assets resulting from operations		$2,825,527
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,005	$(278,649)
Net realized gain (loss)	(4,180,646)	(1,201,417)
Change in net unrealized appreciation (depreciation)	6,852,168	(10,178,025)
Net increase (decrease) in net assets resulting from operations	2,825,527	(11,658,091)
Distributions to shareholders	-	(1,680,405)
Share transactions
Proceeds from sales of shares	11,940,753	89,360,090
Reinvestment of distributions	-	1,573,631
Cost of shares redeemed	(18,915,142)	(39,135,950)
Net increase (decrease) in net assets resulting from share transactions	(6,974,389)	51,797,771
Total increase (decrease) in net assets	(4,148,862)	38,459,275

Net Assets
Beginning of period	94,232,967	55,773,692
End of period	$90,084,105	$94,232,967

Other Information
Shares
Sold	900,618	5,677,575
Issued in reinvestment of distributions	-	95,180
Redeemed	(1,496,002)	(2,570,640)
Net increase (decrease)	(595,384)	3,202,115

Financial Highlights
Fidelity® Water Sustainability Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.54	$14.84	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	(.04)	.01	.02
Net realized and unrealized gain (loss)	.59	(1.02)	4.28	.73
Total from investment operations	.61	(1.06)	4.29	.75
Distributions from net investment income	-	- D	(.02)	-
Distributions from net realized gain	-	(.24)	(.18)	-
Total distributions	-	(.24)	(.20)	-
Net asset value, end of period	$14.15	$13.54	$14.84	$10.75
Total Return E,F	4.51%	(7.44)%	40.20%	7.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.06% I	1.11%	1.44%	4.15% I,J
Expenses net of fee waivers, if any	.95% I	1.00%	1.00%	.97% I,J,K
Expenses net of all reductions	.95% I	1.00%	.98%	.97% I,J,K
Net investment income (loss)	.34% I	(.29)%	.11%	1.39% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$90,084	$94,233	$55,774	$4,363
Portfolio turnover rate L	43% I	55%	95%	13% M

A For the period April 16, 2020 (commencement of operations) through May 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Agricultural Productivity Fund and   Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Agricultural Productivity Fund	$135,886,439	$28,313,717	$(3,441,006)	$24,872,711
Fidelity Water Sustainability Fund	85,857,029	7,836,974	(4,035,905)	3,801,069

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term
Fidelity Agricultural Productivity Fund	$(2,800,265)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to May 31, 2022 and ordinary losses recognized during the period January 1, 2022 to May 31, 2022. Loss deferrals were as follows:
	Capital losses	Ordinary losses
Fidelity Water Sustainability Fund	$(3,044,659)	$(96,180)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	31,362,754	48,307,917
Fidelity Water Sustainability Fund	19,037,783	26,653,768
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:
	Individual Rate	Group Rate	Total
Fidelity Agricultural Productivity Fund	.45%	.23%	.68%
Fidelity Water Sustainability Fund	.45%	.23%	.68%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Agricultural Productivity Fund	.25%
Fidelity Water Sustainability Fund	.25%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Agricultural Productivity Fund	$197
Fidelity Water Sustainability Fund	182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	646,319	294,360	(35,530)
Fidelity Water Sustainability Fund	1,058,081	1,879,139	(203,122)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Agricultural Productivity Fund	$120
Fidelity Water Sustainability Fund	82
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Agricultural Productivity Fund	$496	$-	$-
Fidelity Water Sustainability Fund	$425	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Agricultural Productivity Fund	.95%	$65,294
Fidelity Water Sustainability Fund	.95%	$49,900

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Agricultural Productivity Fund	$-	$179
Fidelity Water Sustainability Fund	6	184

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Agricultural Productivity Fund	$2,320
Fidelity Water Sustainability Fund	1,652

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Agricultural Productivity Fund	.95%
Actual		$ 1,000	$ 1,045.30	$ 4.87
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81

Fidelity® Water Sustainability Fund	.95%
Actual		$ 1,000	$ 1,045.10	$ 4.87
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9897394.102
DAS-DSW-SANN-0123
Fidelity® SAI Sustainable Sector Fund

Semi-Annual Report
November 30, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.7
Apple, Inc.	5.9
Alphabet, Inc. Class A	3.5
Amazon.com, Inc.	2.9
Exxon Mobil Corp.	2.1
Bank of America Corp.	1.9
UnitedHealth Group, Inc.	1.9
Visa, Inc. Class A	1.7
NVIDIA Corp.	1.7
Wells Fargo & Co.	1.6
29.9

Market Sectors (% of Fund's net assets)

Information Technology	25.6
Health Care	15.0
Financials	11.4
Consumer Discretionary	9.8
Industrials	8.5
Communication Services	7.8
Consumer Staples	6.0
Energy	5.6
Materials	3.1
Utilities	2.9
Real Estate	2.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.3%

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Entertainment - 1.6%
Cinemark Holdings, Inc. (a)	372	5,063
Netflix, Inc. (a)	132	40,330
Sea Ltd. ADR (a)	154	8,989
Take-Two Interactive Software, Inc. (a)	84	8,878
The Walt Disney Co. (a)	229	22,412
Warner Bros Discovery, Inc. (a)	295	3,363
		89,035
Interactive Media & Services - 5.0%
Alphabet, Inc. Class A (a)	1,885	190,366
Meta Platforms, Inc. Class A (a)	603	71,214
Snap, Inc. Class A (a)	1,074	11,073
Tongdao Liepin Group (a)	2,123	2,145
		274,798
Media - 0.7%
Charter Communications, Inc. Class A (a)	30	11,739
Comcast Corp. Class A	681	24,952
		36,691
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	192	29,080
TOTAL COMMUNICATION SERVICES		429,604
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Lear Corp.	66	9,520
Automobiles - 1.4%
Ferrari NV	35	7,807
Tesla, Inc. (a)	360	70,092
		77,899
Distributors - 0.3%
LKQ Corp.	245	13,311
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (a)	13	27,033
Marriott International, Inc. Class A	203	33,566
		60,599
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	64	6,485
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	1,632	157,553
eBay, Inc.	293	13,314
Uber Technologies, Inc. (a)	344	10,024
		180,891
Multiline Retail - 0.6%
Dollar General Corp.	97	24,801
Nordstrom, Inc.	207	4,341
Target Corp.	20	3,341
		32,483
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	30	5,870
Industria de Diseno Textil SA	285	7,440
Lowe's Companies, Inc.	205	43,573
The Home Depot, Inc.	86	27,863
TJX Companies, Inc.	477	38,184
		122,930
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	116	12,724
PVH Corp.	129	8,666
Tapestry, Inc.	330	12,464
		33,854
TOTAL CONSUMER DISCRETIONARY		537,972
CONSUMER STAPLES - 6.0%
Beverages - 1.2%
The Coca-Cola Co.	1,020	64,882
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	251	11,435
Costco Wholesale Corp.	134	72,260
Walmart, Inc.	99	15,090
		98,785
Food Products - 0.6%
Bunge Ltd.	333	34,912
Household Products - 1.5%
Procter & Gamble Co.	557	83,082
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	198	46,686
TOTAL CONSUMER STAPLES		328,347
ENERGY - 5.6%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	527	27,167
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.	437	26,090
Eco Atlantic Oil & Gas Ltd. (a)	8,611	2,305
Exxon Mobil Corp.	1,042	116,016
Hess Corp.	276	39,719
Imperial Oil Ltd.	415	23,611
MEG Energy Corp. (a)	1,351	19,233
Phillips 66 Co.	188	20,387
Tourmaline Oil Corp.	226	13,755
Valero Energy Corp.	162	21,646
Vertex Energy, Inc. (a)	223	1,849
		284,611
TOTAL ENERGY		311,778
FINANCIALS - 11.4%
Banks - 5.8%
AIB Group PLC	529	1,718
Bank of America Corp.	2,746	103,936
BankUnited, Inc.	184	6,756
BNP Paribas SA	93	5,226
Citizens Financial Group, Inc.	277	11,739
Comerica, Inc.	138	9,900
DNB Bank ASA	37	722
Eurobank Ergasias Services and Holdings SA ADR (a)	7,476	3,906
JPMorgan Chase & Co.	286	39,519
NatWest Group PLC	477	1,517
Piraeus Financial Holdings SA (a)	819	1,220
PNC Financial Services Group, Inc.	80	13,461
Societe Generale Series A	262	6,594
U.S. Bancorp	429	19,472
UniCredit SpA	634	8,659
Wells Fargo & Co.	1,791	85,878
		320,223
Capital Markets - 1.8%
Bank of New York Mellon Corp.	732	33,599
BlackRock, Inc. Class A	21	15,036
Cboe Global Markets, Inc.	62	7,864
Goldman Sachs Group, Inc.	18	6,951
Intercontinental Exchange, Inc.	137	14,838
State Street Corp.	282	22,467
		100,755
Consumer Finance - 0.7%
American Express Co.	116	18,280
Capital One Financial Corp.	95	9,808
OneMain Holdings, Inc.	184	7,242
		35,330
Diversified Financial Services - 0.0%
Sunrisemezz Ltd. (a)	43	5
Insurance - 3.1%
Arthur J. Gallagher & Co.	102	20,309
Assurant, Inc.	60	7,693
Chubb Ltd.	17	3,733
Globe Life, Inc.	164	19,673
Hartford Financial Services Group, Inc.	264	20,162
Marsh & McLennan Companies, Inc.	201	34,809
Prudential PLC	285	3,390
The Travelers Companies, Inc.	319	60,549
		170,318
TOTAL FINANCIALS		626,631
HEALTH CARE - 15.0%
Biotechnology - 2.4%
AbbVie, Inc.	113	18,213
Alnylam Pharmaceuticals, Inc. (a)	34	7,500
Beam Therapeutics, Inc. (a)	87	4,019
Biogen, Inc. (a)	24	7,324
Karuna Therapeutics, Inc. (a)	17	4,000
Legend Biotech Corp. ADR (a)	218	11,229
PTC Therapeutics, Inc. (a)	52	2,157
Regeneron Pharmaceuticals, Inc. (a)	39	29,316
Relay Therapeutics, Inc. (a)	243	4,515
Sarepta Therapeutics, Inc. (a)	91	11,176
Seagen, Inc. (a)	54	6,555
Vertex Pharmaceuticals, Inc. (a)	55	17,402
Xencor, Inc. (a)	317	9,421
		132,827
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	1,236	55,954
Insulet Corp. (a)	83	24,848
Intuitive Surgical, Inc. (a)	38	10,275
Masimo Corp. (a)	82	11,885
Nevro Corp. (a)	123	5,745
Penumbra, Inc. (a)	65	13,618
ResMed, Inc.	69	15,884
Stryker Corp.	55	12,864
Tandem Diabetes Care, Inc. (a)	172	7,233
		158,306
Health Care Providers & Services - 4.7%
agilon health, Inc. (a)	861	15,119
Centene Corp. (a)	272	23,678
Cigna Corp.	111	36,507
HCA Holdings, Inc.	67	16,095
Humana, Inc.	59	32,444
LifeStance Health Group, Inc. (a)	522	2,657
Molina Healthcare, Inc. (a)	38	12,797
Oak Street Health, Inc. (a)	719	15,545
Surgery Partners, Inc. (a)	77	2,180
UnitedHealth Group, Inc.	187	102,431
		259,453
Health Care Technology - 0.2%
Doximity, Inc. (a)	160	5,438
Phreesia, Inc. (a)	152	4,229
		9,667
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	63	9,764
Bruker Corp.	141	9,505
Danaher Corp.	203	55,502
IQVIA Holdings, Inc. (a)	69	15,043
Lonza Group AG	7	3,683
Thermo Fisher Scientific, Inc.	86	48,179
West Pharmaceutical Services, Inc.	43	10,090
		151,766
Pharmaceuticals - 2.1%
AstraZeneca PLC (United Kingdom)	158	21,384
Bristol-Myers Squibb Co.	113	9,072
Eli Lilly & Co.	149	55,291
Merck & Co., Inc.	89	9,801
Roche Holding AG (participation certificate)	45	14,698
UCB SA	63	5,085
		115,331
TOTAL HEALTH CARE		827,350
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	145	70,353
Airlines - 0.3%
Delta Air Lines, Inc. (a)	515	18,216
Building Products - 1.0%
Trane Technologies PLC	304	54,240
Electrical Equipment - 2.1%
AMETEK, Inc.	531	75,625
Emerson Electric Co.	442	42,330
		117,955
Machinery - 2.2%
Caterpillar, Inc.	218	51,537
Fortive Corp.	1,010	68,226
		119,763
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	372	5,007
Road & Rail - 1.5%
CSX Corp.	1,899	62,078
Old Dominion Freight Lines, Inc.	71	21,485
		83,563
TOTAL INDUSTRIALS		469,097
INFORMATION TECHNOLOGY - 25.6%
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	301	24,209
IT Services - 3.9%
Accenture PLC Class A	35	10,533
Block, Inc. Class A (a)	201	13,622
Capgemini SA	76	13,741
Cognizant Technology Solutions Corp. Class A	343	21,338
Dlocal Ltd. (a)	348	5,081
MasterCard, Inc. Class A	45	16,038
MongoDB, Inc. Class A (a)	64	9,772
PayPal Holdings, Inc. (a)	96	7,527
Twilio, Inc. Class A (a)	149	7,304
Visa, Inc. Class A	430	93,310
Wix.com Ltd. (a)	89	8,054
Worldline SA (a)(b)	161	7,627
		213,947
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	148	11,489
ASML Holding NV (Netherlands)	17	10,379
Lam Research Corp.	57	26,926
Marvell Technology, Inc.	172	8,001
Micron Technology, Inc.	574	33,091
NVIDIA Corp.	545	92,230
NXP Semiconductors NV	132	23,211
Renesas Electronics Corp. (a)	2,174	21,322
SolarEdge Technologies, Inc. (a)	54	16,138
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	331	27,466
		270,253
Software - 10.5%
Adobe, Inc. (a)	129	44,496
Autodesk, Inc. (a)	102	20,599
Black Knight, Inc. (a)	73	4,525
Coupa Software, Inc. (a)	126	7,968
Elastic NV (a)	76	4,650
HubSpot, Inc. (a)	47	14,242
Intuit, Inc.	82	33,422
Microsoft Corp.	1,451	370,212
Salesforce.com, Inc. (a)	262	41,986
Synopsys, Inc. (a)	61	20,712
Workday, Inc. Class A (a)	81	13,600
		576,412
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	2,210	327,146
TOTAL INFORMATION TECHNOLOGY		1,411,967
MATERIALS - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	50	15,508
Celanese Corp. Class A	12	1,288
CF Industries Holdings, Inc.	124	13,416
Chemtrade Logistics Income Fund	98	675
DuPont de Nemours, Inc.	142	10,012
Ecolab, Inc.	55	8,241
Linde PLC	96	32,302
LyondellBasell Industries NV Class A	126	10,711
Olin Corp.	97	5,527
Sherwin-Williams Co.	51	12,708
The Chemours Co. LLC	98	3,043
Tronox Holdings PLC	308	4,352
Valvoline, Inc.	277	9,135
		126,918
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	13	4,764
Vulcan Materials Co.	28	5,133
		9,897
Containers & Packaging - 0.3%
Aptargroup, Inc.	47	4,989
Crown Holdings, Inc.	37	3,042
Greif, Inc. Class A	54	3,797
Sealed Air Corp.	97	5,163
		16,991
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	640	15,216
TOTAL MATERIALS		169,022
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	28	4,357
American Tower Corp.	89	19,691
Corporate Office Properties Trust (SBI)	258	7,165
Crown Castle International Corp.	132	18,669
CubeSmart	138	5,712
Elme Communities (SBI)	431	8,517
Equinix, Inc.	27	18,648
Equity Lifestyle Properties, Inc.	193	12,819
Host Hotels & Resorts, Inc.	736	13,940
Mid-America Apartment Communities, Inc.	52	8,574
Prologis (REIT), Inc.	135	15,902
Simon Property Group, Inc.	43	5,136
Ventas, Inc.	117	5,444
Welltower, Inc.	139	9,873
		154,447
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	290	3,312
TOTAL REAL ESTATE		157,759
UTILITIES - 2.9%
Electric Utilities - 1.7%
Edison International	159	10,599
Exelon Corp.	327	13,528
FirstEnergy Corp.	335	13,815
NextEra Energy, Inc.	389	32,948
PG&E Corp. (a)	324	5,087
Southern Co.	299	20,224
		96,201
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	374	10,816
Multi-Utilities - 1.0%
Consolidated Edison, Inc.	68	6,667
Dominion Energy, Inc.	167	10,205
NiSource, Inc.	377	10,533
Public Service Enterprise Group, Inc.	142	8,598
Sempra Energy	99	16,453
		52,456
TOTAL UTILITIES		159,473
TOTAL COMMON STOCKS (Cost $5,341,496)		5,429,000

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c) (Cost $64,033)	64,020	64,033

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,405,529)	5,493,033
NET OTHER ASSETS (LIABILITIES) - 0.2%	9,615
NET ASSETS - 100.0%	5,502,648

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,627 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	20,845	2,234,146	2,190,958	942	-	-	64,033	0.0%
Total	20,845	2,234,146	2,190,958	942	-	-	64,033

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	429,604	427,459	2,145	-
Consumer Discretionary	537,972	530,532	7,440	-
Consumer Staples	328,347	328,347	-	-
Energy	311,778	311,778	-	-
Financials	626,631	597,580	29,051	-
Health Care	827,350	782,500	44,850	-
Industrials	469,097	469,097	-	-
Information Technology	1,411,967	1,358,898	53,069	-
Materials	169,022	169,022	-	-
Real Estate	157,759	157,759	-	-
Utilities	159,473	159,473	-	-

Money Market Funds	64,033	64,033	-	-
Total Investments in Securities:	5,493,033	5,356,478	136,555	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,341,496)	$5,429,000
Fidelity Central Funds (cost $64,033)	64,033

Total Investment in Securities (cost $5,405,529)		$5,493,033
Cash		5,499
Receivable for investments sold		31,098
Receivable for fund shares sold		139,763
Dividends receivable		6,386
Distributions receivable from Fidelity Central Funds		375
Prepaid expenses		8,660
Receivable from investment adviser for expense reductions		4,185
Total assets		5,688,999
Liabilities
Payable for investments purchased	$156,655
Payable for fund shares redeemed	6,583
Accrued management fee	1,713
Audit fee payable	18,730
Other payables and accrued expenses	2,670
Total Liabilities		186,351
Net Assets		$5,502,648
Net Assets consist of:
Paid in capital		$5,427,843
Total accumulated earnings (loss)		74,805
Net Assets		$5,502,648
Net Asset Value , offering price and redemption price per share ($5,502,648 ÷ 595,594 shares)		$9.24

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Dividends		$19,005
Income from Fidelity Central Funds		942
Total Income		19,947
Expenses
Management fee	$6,014
Custodian fees and expenses	5,222
Independent trustees' fees and expenses	4
Registration fees	16,035
Audit	13,989
Legal	1
Miscellaneous	31
Total expenses before reductions	41,296
Expense reductions	(34,356)
Total expenses after reductions		6,940
Net Investment income (loss)		13,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,621)
Foreign currency transactions	(15)
Total net realized gain (loss)		(19,636)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	212,928
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		212,927
Net gain (loss)		193,291
Net increase (decrease) in net assets resulting from operations		$206,298
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	For the period April 14, 2022 (commencement of operations) through May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,007	$1,913
Net realized gain (loss)	(19,636)	(5,870)
Change in net unrealized appreciation (depreciation)	212,927	(125,423)
Net increase (decrease) in net assets resulting from operations	206,298	(129,380)
Distributions to shareholders	(2,113)	-
Share transactions
Proceeds from sales of shares	3,516,220	2,004,590
Reinvestment of distributions	2,107	-
Cost of shares redeemed	(94,973)	(101)
Net increase (decrease) in net assets resulting from share transactions	3,423,354	2,004,489
Total increase (decrease) in net assets	3,627,539	1,875,109

Net Assets
Beginning of period	1,875,109	-
End of period	$5,502,648	$1,875,109

Other Information
Shares
Sold	405,566	200,488
Issued in reinvestment of distributions	239	-
Redeemed	(10,689)	(10)
Net increase (decrease)	395,116	200,478

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.01
Net realized and unrealized gain (loss)	(.14) D	(.66)
Total from investment operations	(.10)	(.65)
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$9.24	$9.35
Total Return E,F	(1.06)%	(6.50)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.93% I	3.86% I,J
Expenses net of fee waivers, if any	.49% I	.50% I,J
Expenses net of all reductions	.49% I	.50% I,J
Net investment income (loss)	.92% I	.81% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$5,503	$1,875
Portfolio turnover rate K	104% I	3% L

A For the period April 14, 2022 (commencement of operations) through May 31, 2022.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$359,222
Gross unrealized depreciation	(287,229)
Net unrealized appreciation (depreciation)	$71,993
Tax cost	$5,421,040

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,821)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	4,911,227	1,523,426

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Sector Fund	$ 36

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Sector Fund	14,934	15,920	(464)

6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded   .50% of average net assets.   This reimbursement will remain in place through September 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,302.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $27.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $27.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Sector Fund	34%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® SAI Sustainable Sector Fund	.49%
Actual		$ 1,000	$ 989.40	$ 2.44
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9905646.100
SES-SANN-0123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023